UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23306

Collaborative Investment Series Trust

(Exact name of registrant as specified in charter)

500 Damonte Ranch, Parkway Building 700, Unit 700 Reno, Nevada 89521

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (440) 922-0066

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

Item 1. Report to Stockholders.

Goose Hollow Capital Management LLC
82 North Summit Street, Suite 2B
Tenafly, NJ 07670
1-866-898-6447

gham.co
ghms.gham.co
ghee.gham.co

Semi-Annual
Shareholder Report

Goose Hollow Tactical Allocation ETF (GHTA)

Goose Hollow Enhanced Equity ETF (GHEE)

Goose Hollow Multi-Strategy Income ETF (GHMS)

March 31, 2024

Semi-Annual Shareholder Report | 1

Expense ExamplesMarch 31, 2024 (Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable; and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The expense examples below are based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ending March 31, 2024.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Further, the expenses do not include any brokerage commissions on investors’ purchases or redemptions of Fund shares as described in each Fund’s prospectus. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semi-Annual Shareholder Report | 2

Expense Examples (continued)March 31, 2024 (Unaudited)

		Beginning Account Value 10/1/2023		Ending Account Value 3/31/2024	Expenses Paid During Period		Annualized Expense Ratio
Goose Hollow Tactical Allocation ETF	Actual	$1,000.00		$1,108.10	$ 5.22	(a)	0.99%
	Hypothetical	1,000.00		1,020.05	5.00	(a)	0.99
Goose Hollow Enhanced Equity ETF	Actual	1,000.00	(b)	1,031.40	3.77	(c)	1.00
	Hypothetical	1,000.00	(b)	1,020.00	5.05	(d)	1.00
Goose Hollow Multi-Strategy Income ETF	Actual	1,000.00	(b)	1,037.00	3.87	(e)	1.00
	Hypothetical	1,000.00	(b)	1,020.00	5.05	(d)	1.00

(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (the number of days in the most recent fiscal half year divided by the number of days in the fiscal year).

(b) Beginning account value from the commencement of operations.

(c) Information shown reflects values for the stub period from November 17, 2023 (commencement of operations) to March 31, 2024 and has been calculated using expense ratios and rates of returns for the same period.

(d) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average hypothetical account value over the period, multiplied by 183/366 (the number of days in the most recent fiscal half year divided by the number of days in the fiscal year).

(e) Information shown reflects values for the stub period from November 14, 2023 (commencement of operations) to March 31, 2024 and has been calculated using expense ratios and rates of returns for the same period.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 3

Portfolio of InvestmentsMarch 31, 2024 (Unaudited)

Goose Hollow Tactical Allocation ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Exchange-Traded Funds	90.1
Financials	6.8
Preferred Stock	2.9
Purchased Options Contracts	0.2
Total	100.0

Portfolio holdings and allocations are subject to change. As of March 31, 2024, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value ($)
Common Stock — 6.2%
Financials — 6.2%
218,989	AGNC Investment Corp.	2,167,991
		2,167,991
Total Common Stock (Cost $2,269,070)		2,167,991

Exchange-Traded Funds — 82.4%
9,899	Abrdn Physical Palladium Shares ETF(a)	925,754
105,465	Goose Hollow Enhanced Equity ETF(b)	2,684,612
43,694	Goose Hollow Multi-Strategy Income ETF(b)	1,127,926
84,464	GraniteShares Platinum Trust(a)	746,662
8,730	iShares 20+ Year Treasury Bond ETF	826,033
91,834	iShares China Large-Cap ETF	2,210,444
67,831	iShares Commodity Curve Carry Strategy ETF	1,441,409
170,587	iShares MSCI Hong Kong ETF	2,652,628
12,270	iShares MSCI Israel ETF	782,458
26,154	iShares MSCI Poland ETF	616,973
32,518	iShares MSCI South Africa ETF	1,273,730
31,900	iShares MSCI Thailand ETF	1,863,279
10,000	iShares S&P GSCI Commodity-Indexed Trust(a)	220,600
40,903	iShares Treasury Floating Rate Bond ETF	2,073,373
35,000	iShares U.S. Oil Equipment & Services ETF	827,750
38,668	KraneShares CSI China Internet ETF	1,015,035
36,604	KraneShares Global Carbon Strategy ETF	1,125,939
46,078	Vanguard Extended Duration Treasury ETF	3,529,575

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 4

Portfolio of Investments (continued)March 31, 2024 (Unaudited)

Goose Hollow Tactical Allocation ETF

Shares		Fair Value ($)
38,668	Vanguard Long-Term Treasury ETF	2,290,692
10,000	WisdomTree Floating Rate Treasury Fund	502,900
		28,737,772
Total Exchange-Traded Funds (Cost $28,883,420)		28,737,772

Preferred Stock — 2.6%
227,865	Federal National Mortgage Association	909,181
		909,181
Total Preferred Stock (Cost $724,239)		909,181

Purchased Options Contracts — 0.2%(c)
Total Purchased Options Contracts (Cost $232,440)		78,760

Total Investments — 91.4% (Cost $32,109,169)		31,893,704
Other Assets in Excess of Liabilities — 8.6%		2,999,078
Net Assets — 100.0%		34,892,782

(a) Non-income producing security.

(b) Affiliated security.

(c) See Portfolio of Purchased Options Contracts.

ETF — Exchange-Traded Fund

GSCI — Goldman Sachs Commodity Index

MSCI — Morgan Stanley Capital International

S&P — Standard and Poor’s

Written Options Contracts

Exchange-traded options contracts written as of March 31, 2024 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(d)	Premiums Received ($)	Strike Price ($)	Expiration Date	Value ($)
Japanese Yen Options	Call	100	8,813	11,003	70.50	5/3/24	(7,500)
Nasdaq 100 Stock Index Options	Put	2	3,300	6,468	16,500.00	3/28/24	(10)
Nasdaq 100 Stock Index Options	Put	3	4,950	28,536	16,500.00	4/26/24	(5,955)
S&P 500 Index Options	Put	25	12,250	36,101	4,900.00	3/28/24	(125)
Vaneck Semiconductor ETF Options	Put	100	1,550	31,467	155.00	12/20/24	(21,550)
(Total Premiums Received $113,575)							(35,140)

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 5

Portfolio of Investments (continued)March 31, 2024 (Unaudited)

Goose Hollow Tactical Allocation ETF

Portfolio of Purchased Options Contracts

Exchange-traded options contracts purchased as of March 31, 2024 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(d)	Strike Price ($)	Expiration Date	Value ($)
Japanese Yen Options	Call	100	8,500	68.00	5/3/24	37,500
Nasdaq 100 Stock Index Options	Put	2	3,460	17,300.00	3/28/24	90
Nasdaq 100 Stock Index Options	Put	3	5,100	17,000.00	4/26/24	11,595
S&P 500 Index Options	Put	25	12,463	4,985.00	3/28/24	125
Vaneck Semiconductor ETF Options	Put	50	875	175.00	12/20/24	22,000
Vaneck Semiconductor ETF Options	Put	50	725	145.00	12/20/24	7,450
(Total Cost $232,440) — 0.2%						78,760

(d) Notional amount is expressed as the number of contracts multiplied by contract size multiplied by the strike price of the underlying asset.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 6

Portfolio of InvestmentsMarch 31, 2024 (Unaudited)

Goose Hollow Enhanced Equity ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Consumer Discretionary	4.2
Energy	2.7
Exchange-Traded Funds	80.9
Financials	5.7
Industrials	3.1
Materials	2.6
Purchased Options Contracts	0.8
Total	100.0

Portfolio holdings and allocations are subject to change. As of March 31, 2024, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value ($)
Common Stocks — 16.2%
Consumer Discretionary — 3.7%
1,000	BYD Co., Ltd., ADR	50,770
725	NIKE, Inc., Class B	68,136
		118,906
Energy — 2.4%
600	ConocoPhillips	76,368
		76,368
Financials — 5.1%
12,590	Itau Unibanco Holding SA, ADR	87,248
7,345	Standard Bank Group Ltd., ADR	71,613
		158,861
Industrials — 2.7%
77,445	Air France-KLM, ADR(a)	87,126
		87,126
Materials — 2.3%
17,595	Impala Platinum Holdings, Ltd., ADR	74,251
		74,251
Total Common Stocks (Cost $551,488)		515,512

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 7

Portfolio of Investments (continued)March 31, 2024 (Unaudited)

Goose Hollow Enhanced Equity ETF

Shares		Fair Value ($)
Exchange-Traded Funds — 71.3%
10,500	AXS Short Innovation ETF	282,240
3,590	iShares MSCI All Country Asia ex Japan ETF	243,223
3,847	iShares MSCI Finland ETF	134,781
2,990	iShares MSCI Israel ETF	190,672
5,000	iShares MSCI Malaysia ETF	108,950
6,915	iShares MSCI Norway ETF	162,453
5,805	iShares MSCI South Africa ETF	227,382
2,500	iShares U.S. Oil Equipment & Services ETF	59,125
34,000	ProShares UltraPro Short QQQ	356,319
20,000	ProShares UltraShort MSCI Japan	197,718
12,855	Xtrackers Harvest CSI 300 China A-Shares ETF	309,420
		2,272,283
Total Exchange-Traded Funds (Cost $2,262,101)		2,272,283

Purchased Options Contracts — 0.7%(b)
Total Purchased Options Contracts (Cost $40,390)		22,900

Total Investments — 88.2% (Cost $2,853,979)		2,810,695
Other Assets in Excess of Liabilities — 11.8%		375,767
Net Assets — 100.0%		3,186,462

(a) Non-income producing security.

(b) See Portfolio of Purchased Options Contracts.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

MSCI — Morgan Stanley Capital International

Written Options

Exchange-traded options contracts written as of March 31, 2024 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(c)	Premiums Received ($)	Strike Price ($)	Expiration Date	Value ($)
Nio, Inc. Options	Call	100	200	4,032	20.00	1/17/25	(800)
Vaneck Semiconductor ETF Options	Put	60	990	5,272	165.00	6/21/24	(3,900)
Vaneck Semiconductor ETF Options	Put	60	870	7,010	145.00	9/20/24	(4,770)
(Total Premiums Received $16,314)							(9,470)

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 8

Portfolio of Investments (continued)March 31, 2024 (Unaudited)

Goose Hollow Enhanced Equity ETF

Portfolio of Purchased Options Contracts

Exchange-traded options contracts purchased as of March 31, 2024 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(c)	Strike Price ($)	Expiration Date	Value ($)
Nio, Inc. Options	Call	100	100	10.00	1/17/25	3,400
Vaneck Semiconductor ETF Options	Put	30	555	185.00	6/21/24	4,635
Vaneck Semiconductor ETF Options	Put	30	480	160.00	6/21/24	1,455
Vaneck Semiconductor ETF Options	Put	30	555	185.00	9/20/24	11,700
Vaneck Semiconductor ETF Options	Put	30	405	135.00	9/20/24	1,710
(Total Cost $40,390) — 0.7%						22,900

(c) Notional amount is expressed as the number of contracts multiplied by contract size multiplied by the strike price of the underlying asset.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 9

Portfolio of InvestmentsMarch 31, 2024 (Unaudited)

Goose Hollow Multi-Strategy Income ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Closed-End Funds	7.5
Exchange-Traded Funds	82.0
Preferred Stocks	10.5
Total	100.0

Portfolio holdings and allocations are subject to change. As of March 31, 2024, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value ($)
Closed-End Funds — 7.3%
62,261	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	295,740
145,656	Saba Capital Income & Opportunities Fund II	556,406
		852,146
Total Closed-End Funds (Cost $864,215)		852,146

Exchange-Traded Funds — 79.5%
49,644	Global X Variable Rate Preferred ETF	1,175,570
33,642	iShares Treasury Floating Rate Bond ETF	1,705,313
9,000	JPMorgan Ultra-Short Income ETF	454,050
2,700	SPDR Bloomberg 1-3 Month T-Bill ETF	247,860
47,341	SPDR FTSE International Government Inflation-Protected Bond ETF	1,892,693
25,866	Vanguard Mortgage-Backed Securities ETF	1,179,748
3,906	Vanguard Real Estate ETF	337,791
29,304	Vanguard Short-Term Treasury ETF	1,701,683
11,250	Vanguard Total International Bond ETF	553,388
		9,248,096
Total Exchange-Traded Funds (Cost $9,325,864)		9,248,096

Preferred Stocks — 10.2%
10,908	AGNC Investment Corp.	250,447
8,982	AGNC Investment Corp.	225,718
8,964	Annaly Capital Management, Inc.	225,086
9,738	Rithm Capital Corp. Series A	237,802

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 10

Portfolio of Investments (continued)March 31, 2024 (Unaudited)

Goose Hollow Multi-Strategy Income ETF

Shares		Fair Value ($)
10,188	Rithm Capital Corp. Series B	248,791
		1,187,844
Total Preferred Stocks (Cost $1,163,507)		1,187,844

Total Investments — 97.0% (Cost $11,353,586)		11,288,086
Other Assets in Excess of Liabilities — 3.0%		343,613
Net Assets — 100.0%		11,631,699

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

SPDR — Standard & Poor’s Depositary Receipts

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 11

Statements of Assets and LiabilitiesMarch 31, 2024 (Unaudited)

	Goose Hollow Tactical Allocation ETF	Goose Hollow Enhanced Equity ETF	Goose Hollow Multi-Strategy Income ETF
Assets:
Investments, at value (Cost $28,288,562, $2,853,979 and $11,353,586)	$28,081,166	$2,810,695	$11,288,086
Affiliated investments, at value (Cost $3,820,607, $— and $—)	3,812,538	—	—
Cash	2,934,254	437,280	134,740
Deposits at brokers for derivative contracts	108,498	151,306	201,840
Dividends and interest receivable	26,279	1,895	15,846
Offering costs	—	2,312	2,685
Receivable due from advisor	—	6,900	149
Receivable for investments sold	676,350	—	—
Prepaid expenses and other assets	4,039	1,704	3,636
Total Assets	35,643,124	3,412,092	11,646,982
Liabilities:
Payable for investments purchased	—	203,497	—
Payable for capital shares redeemed	683,051	—	—
Written options at value (Premiums received $113,575, $16,314 and $—)	35,140	9,470	—
Accrued expenses:
Advisory	9,893	—	—
Administration	3,604	500	1,078
Compliance services	—	189	274
Custodian	841	643	666
Fund accounting	7,044	1,001	1,359
Legal and audit	6,508	7,439	8,920
Printing	3,061	2,395	2,459
Trustee	1,200	496	527
Total Liabilities	750,342	225,630	15,283
Net Assets	$34,892,782	$3,186,462	$11,631,699
Net Assets consist of:
Paid-in Capital	$32,451,516	$3,202,195	$11,562,902
Total Distributable Earnings (Loss)	2,441,266	(15,733)	68,797
Net Assets	$34,892,782	$3,186,462	$11,631,699

Net Assets:	$34,892,782	$3,186,462	$11,631,699
Shares of Beneficial Interest Outstanding
(unlimited number of shares authorized, no par value):	1,275,000	125,000	450,000
Net Asset Value (offering and redemption price per share):	$27.37	$25.49	$25.85

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 12

Statements of OperationsFor the period ended March 31, 2024 (Unaudited)

	Goose Hollow Tactical Allocation ETF	Goose Hollow Enhanced Equity ETF(a)	Goose Hollow Multi-Strategy Income ETF(b)
Investment Income:
Dividend income	$748,735	$32,525	$202,726
Affiliated dividend income	22,142	—	—
Interest income	1,873	382	1,840
Total Investment Income	772,750	32,907	204,566
Expenses:
Advisory	164,069	8,486	24,125
Administration	28,952	3,252	7,423
Compliance services	4,500	3,189	3,274
Custodian	1,489	951	1,012
Fund accounting	40,006	6,815	7,799
Legal and audit	16,006	11,341	11,659
Listing fee	3,500	2,106	2,174
Offering costs	—	1,378	1,804
Printing	3,133	2,859	2,933
Treasurer	1,350	650	675
Trustee	2,400	1,296	1,327
Other	3,605	2,703	2,775
Total Expenses before fee reductions	269,010	45,026	66,980
Expenses contractually waived and/or reimbursed by the Advisor	(68,459)	(34,995)	(29,600)
Expenses voluntarily waived by the Advisor(c)	(9,898)	—	—
Total Net Expenses	190,653	10,031	37,380
Net Investment Income (Loss)	582,097	22,876	167,186
Realized and Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions	(398,946)	20,132	(13,987)
Net realized gains (losses) from affiliated funds	9,356	—	—
Net realized gains (losses) from in-kind transactions	2,537,373	—	18,722
Change in unrealized appreciation (depreciation) on investments	1,258,067	(43,283)	(65,500)
Change in unrealized appreciation (depreciation) on affiliated funds	(8,070)	—	—
Change in unrealized appreciation (depreciation) on written options	78,435	6,844	—
Net Realized and Unrealized Gains (Losses) from Investments:	3,476,215	(16,307)	(60,765)
Change in Net Assets Resulting From Operations	$4,058,312	$6,569	$106,421

(a) For the period from the commencement of operations on November 17, 2023 through March 31, 2024.

(b) For the period from the commencement of operations on November 14, 2023 through March 31, 2024.

(c) See Note 3 in the Notes to Financial Statements.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 13

Statements of Changes in Net Assets

	Goose Hollow Tactical Allocation ETF		Goose Hollow Enhanced Equity ETF	Goose Hollow Multi-Strategy Income ETF
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	For the period November 17, 2023(a) through March 31, 2024 (Unaudited)	For the period November 14, 2023(a) through March 31, 2024 (Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$582,097	$691,196	$22,876	$167,186
Net realized gains (losses) from investment, affiliated, foreign currency, in-kind and futures transactions	2,147,783	1,735,648	20,132	4,735
Change in unrealized appreciation (depreciation) on investments	1,328,432	(957,398)	(36,439)	(65,500)
Change in net assets resulting from operations	4,058,312	1,469,446	6,569	106,421
Distributions to Shareholders From:
Earnings	(981,365)	(81,324)	(22,302)	(37,624)
Change in net assets from distributions	(981,365)	(81,324)	(22,302)	(37,624)
Capital Transactions:
Proceeds from shares issued	17,731,105	54,105,372	3,202,195	12,845,993
Cost of shares redeemed	(26,995,552)	(24,982,337)	—	(1,283,091)
Change in net assets from capital transactions	(9,264,447)	29,123,035	3,202,195	11,562,902
Change in net assets	(6,187,500)	30,511,157	3,186,462	11,631,699
Net Assets:
Beginning of period	41,080,282	10,569,125	—	—
End of period	$34,892,782	$41,080,282	$3,186,462	$11,631,699
Share Transactions:
Issued	650,000	2,125,000	125,000	500,000
Redeemed	(1,000,000)	(975,000)	—	(50,000)
Change in shares	(350,000)	1,150,000	125,000	450,000

(a) Commencement of operations.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 14

Financial Highlights

Goose Hollow Tactical Allocation ETF	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	November 16, 2021(a) through September 30, 2022
Net Asset Value, Beginning of Period	$25.28	$22.25	$24.63

Net Investment Income (Loss)(b)	0.40	0.55	0.06
Net Realized and Unrealized Gains (Losses) on Investments(c)	2.33	2.58	(2.34)
Total from Investment Activities	2.73	3.13	(2.28)

Distributions from Net Investment Income	(0.48)	(0.06)	(0.10)
Distributions from Net Realized Gains on Investments	(0.16)	(0.04)	—
Total Distributions	(0.64)	(0.10)	(0.10)

Net Asset Value, End of Period	$27.37	$25.28	$22.25
Net Assets at End of Period (000’s)	$34,893	$41,080	$10,569

Total Return at NAV(d)(e)	10.81%	14.05%	(9.30)%
Total Return at Market(e)(f)	10.84%	14.06%	(9.29)%

Ratio of Net Expenses to Average Net Assets(g)(h)	0.99%	0.89%	0.84%
Ratio of Gross Expenses to Average Net Assets(g)(h)(i)	1.40%	1.39%	3.51%
Ratio of Net Investment Income (Loss) to Average Net Assets(g)(j)	3.02%	2.12%	0.28%
Portfolio Turnover(e)(k)	73%	450%	392%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Realized and unrealized gains per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e) Not annualized for periods less than one year.

(f) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(g) Annualized for periods less than one year.

(h) Excludes expenses of the investment companies in which the Fund invests.

(i) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(j) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(k) Excludes the impact of in-kind transactions.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 15

Financial Highlights (continued)

Goose Hollow Enhanced Equity ETF	November 17, 2023(a) through March 31, 2024 (Unaudited)
Net Asset Value, Beginning of Period	$25.00

Net Investment Income (Loss)(b)	0.21
Net Realized and Unrealized Gains (Losses) on Investments(c)	0.58
Total from Investment Activities	0.79

Distributions from Net Investment Income	(0.30)
Distributions from Net Realized Gains on Investments	—
Total Distributions	(0.30)

Net Asset Value, End of Period	$25.49
Net Assets at End of Period (000’s)	$3,186

Total Return at NAV(d)(e)	3.14%
Total Return at Market(e)(f)	3.00%

Ratio of Net Expenses to Average Net Assets(g)(h)	1.00%
Ratio of Gross Expenses to Average Net Assets(g)(h)(i)	4.49%
Ratio of Net Investment Income (Loss) to Average Net Assets(g)(j)	2.28%
Portfolio Turnover(e)(k)	65%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Realized and unrealized gains per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e) Not annualized for periods less than one year.

(f) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(g) Annualized for periods less than one year.

(h) Excludes expenses of the investment companies in which the Fund invests.

(i) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(j) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(k) Excludes the impact of in-kind transactions.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 16

Financial Highlights (continued)

Goose Hollow Multi-Strategy Income ETF	November 14, 2023(a) through March 31, 2024 (Unaudited)
Net Asset Value, Beginning of Period	$25.00

Net Investment Income (Loss)(b)	0.43
Net Realized and Unrealized Gains (Losses) on Investments(c)	0.50
Total from Investment Activities	0.93

Distributions from Net Investment Income	(0.08)
Distributions from Net Realized Gains on Investments	—
Total Distributions	(0.08)

Net Asset Value, End of Period	$25.85
Net Assets at End of Period (000’s)	$11,632

Total Return at NAV(d)(e)	3.70%
Total Return at Market(e)(f)	3.54%

Ratio of Net Expenses to Average Net Assets(g)(h)	1.00%
Ratio of Gross Expenses to Average Net Assets(g)(h)(i)	1.79%
Ratio of Net Investment Income (Loss) to Average Net Assets(g)(j)	4.47%
Portfolio Turnover(e)(k)	7%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Realized and unrealized gains per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e) Not annualized for periods less than one year.

(f) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(g) Annualized for periods less than one year.

(h) Excludes expenses of the investment companies in which the Fund invests.

(i) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(j) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(k) Excludes the impact of in-kind transactions.

Semi-Annual Shareholder Report | 17

Notes to Financial StatementsMarch 31, 2024 (Unaudited)

(1) Organization

Collaborative Investment Series Trust (the “Trust”) was organized on July 26, 2017 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of several funds and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The accompanying financial statements are those of Goose Hollow Tactical Allocation ETF, Goose Hollow Enhanced Equity ETF, and Goose Hollow Multi-Strategy Income ETF (each a “Fund” and collectively, the “Funds”). The Funds are diversified actively-managed exchange-traded funds. The Funds’ prospectus provides a description of the Funds’ investment objectives, policies, and strategies. The assets of the Funds are segregated and a shareholder’s interest is limited to the Fund in which shares are held. Goose Hollow Multi-Strategy Income ETF commenced operations on November 14, 2023. Goose Hollow Enhanced Equity ETF commenced operations on November 17, 2023.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (‘’Cboe’’). Market prices for the Shares may be different from their net asset value (‘’NAV’’). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares, called Creation Units (‘’Creation Units’’). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may only be purchased or redeemed by certain financial institutions (‘’Authorized Participants’’). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Foreside Fund Services, LLC (the ‘’Distributor’’). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds.

Semi-Annual Shareholder Report | 18

Notes to Financial Statements (continued)March 31, 2024 (Unaudited)

The following is a summary of significant policies consistently followed by each Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (‘’GAAP’’). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (‘’FASB’’) Accounting Standards Codification Topic 946 ‘’Financial Services - Investment Companies’’ including Accounting Standards Update 2013-08. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures adopted by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. If market quotations are not readily available, securities will be valued at their fair market as determined using the fair value procedures approved by the Board. The Board has delegated the execution of these procedures to the advisor as fair value designee. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust uses a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below

• Level 1 - Quoted prices in active markets for identical assets that the Funds have the ability to access.

• Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 - Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments).

Semi-Annual Shareholder Report | 19

Notes to Financial Statements (continued)March 31, 2024 (Unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Exchange-traded funds (“ETFs”) and preferred stocks traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds and preferred stocks traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Exchange-traded futures contracts are valued at their settlement price on the exchange on which they are traded and are typically categorized as Level 1 in the fair value hierarchy. Exchange-traded options contracts are valued at the last quoted sales price on the primary exchange for that option as recorded by an approved pricing vendor. If an option is not traded on the valuation date, exchange traded options are valued at the composite price. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

The Funds did not hold any Level 2 or Level 3 investments as of March 31, 2024.

The following table summarizes the Funds’ investments, based on their valuation inputs, as of March 31, 2024, while the breakdown, by category, of investments is disclosed in the Portfolio of Investments for the Funds:

	Level 1	Total Investments
Goose Hollow Tactical Allocation ETF
Common Stock(a)	$2,167,991	$2,167,991
Exchange-Traded Funds	28,737,772	28,737,772
Purchased Options Contracts	78,760	78,760
Preferred Stock	909,181	909,181
Total Investments	$31,893,704	$31,893,704
Other Financial Instruments(a)
Liabilities
Written Options Contracts	(35,140)	(35,140)
Total Other Financial Instruments	$(35,140)	$(35,140)
Goose Hollow Enhanced Equity ETF
Common Stocks(a)	515,512	515,512
Exchange-Traded Funds	2,272,283	2,272,283
Purchased Options Contracts	22,900	22,900
Total Investments	$2,810,695	$2,810,695
Other Financial Instruments(a)
Liabilities
Written Options Contracts	(9,470)	(9,470)
Total Other Financial Instruments	$(9,470)	$(9,470)

Semi-Annual Shareholder Report | 20

Notes to Financial Statements (continued)March 31, 2024 (Unaudited)

	Level 1	Total Investments
Goose Hollow Multi-Strategy ETF
Closed-End Funds	$852,146	$852,146
Exchange-Traded Funds	9,248,096	9,248,096
Preferred Stocks	1,187,844	1,187,844
Total Investments	$11,288,086	$11,288,086

(a) Please see the Portfolio of Investments for Industry classifications.

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends and dividend expense, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by the Funds is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which they invest.

The Funds may own shares of ETFs that may invest in real estate investments trusts (‘’REITs’’) and master limited partnerships (‘’MLPs’’) which report information on the source of their distributions annually. Distributions received from investments in REITs or MLPs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the ETF.

C. Cash

Idle cash may be swept into various interest-bearing overnight demand deposits and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed the United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders

Distributions are recorded on the ex-dividend date. The Funds intend to distribute to their shareholders net investment income and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are

Semi-Annual Shareholder Report | 21

Notes to Financial Statements (continued)March 31, 2024 (Unaudited)

considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

In addition, the Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share.

E. Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

F. Derivative Instruments:

All open derivative positions at period end are reflected on each Fund’s Portfolio of Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Options Contracts:

Purchased Options – The Funds pay a premium which is included in “Investments, at value” on the Statements of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options – The Funds receive a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. As of March 31, 2024, the Funds hold deposits at brokers for written options collateral, which is reported on the Statements of Assets and Liabilities.

Semi-Annual Shareholder Report | 22

Notes to Financial Statements (continued)March 31, 2024 (Unaudited)

The gross notional amount of purchased and written options outstanding as of March 31, 2024, and the monthly average notional amount for these contracts for the period ended March 31, 2024 were as follows:

	Outstanding Notional Amount (000)	Monthly Average Notional Amount (000)
Purchased Options:
Goose Hollow Tactical Allocation ETF	$31,123	$5,730
Goose Hollow Enhanced Equity ETF	2,095	459
Written Options:
Goose Hollow Tactical Allocation ETF	30,863	5,144
Goose Hollow Enhanced Equity ETF	2,060	492

Summary of Derivative Instruments:

The following is a summary of the fair value of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of March 31, 2024:

	Assets	Liabilities
	Investments, at Value for Purchased Options	Written Options, at Value
Currency Risk Exposure:
Goose Hollow Tactical Allocation ETF	$37,500	$7,500
Equity Risk Exposure:
Goose Hollow Tactical Allocation ETF	41,260	27,640
Goose Hollow Enhanced Equity ETF	22,900	9,470

The following is a summary of the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the period ended March 31, 2024:

	Net Realized Gains (Losses) from	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
	Purchased Options(a)	Purchased Options(b)	Written Options
Currency Risk Exposure:
Goose Hollow Tactical Allocation ETF	$ —	$(20,247)	$3,503

Semi-Annual Shareholder Report | 23

Notes to Financial Statements (continued)March 31, 2024 (Unaudited)

	Net Realized Gains (Losses) from	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
	Purchased Options(a)	Purchased Options(b)	Written Options
Equity Risk Exposure:
Goose Hollow Tactical Allocation ETF	$2,713	$(111,480)	$74,932
Goose Hollow Enhanced Equity ETF	—	(17,490)	6,844

(a) These are included with realized gains (losses) from investment transactions on the Statements of Operations.

(b) These are included with change in unrealized appreciation (depreciation) on investments on the Statements of Operations.

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Goose Hollow Capital Management, LLC (the “Advisor”), serves as the Funds’ investment advisor pursuant to investment advisory agreements. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. Each Fund pays the Advisor a management fee, based on a percentage of its average daily net assets, calculated daily and paid monthly.

Management Fee Rate
Goose Hollow Tactical Allocation ETF	0.85%
Goose Hollow Enhanced Equity ETF	0.85%
Goose Hollow Multi-Strategy Income ETF	0.65%

The Advisor has contractually agreed to reduce its fees and to reimburse expenses, at least through January 31, 2025 to ensure that Net Annual Fund Operating Expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) portfolio transaction and other investment-related costs (including brokerage fees and commissions), (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expenses on securities sold short), (vi) taxes, (vii) other fees related to underlying investments, (such as option fees and expenses or swap fees and

Semi-Annual Shareholder Report | 24

Notes to Financial Statements (continued)March 31, 2024 (Unaudited)

expenses); or (viii) extraordinary expenses such as litigation (which may include indemnification of Fund officers and trustees or contractual indemnification of Fund service providers (other than the Advisor)) will not exceed the following:

Expense Cap
Goose Hollow Tactical Allocation ETF	0.99%
Goose Hollow Enhanced Equity ETF	1.00%
Goose Hollow Multi-Strategy Income ETF	1.00%

Fee waivers and expense reimbursements are subject to possible recoupment from the Funds in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. Fee waiver and reimbursement arrangements can decrease the Funds’ expenses and boost the Funds’ performance. This expense imitation agreements may be terminated at any time, by the Board upon sixty days written notice to the Advisor.

As of March 31, 2024, the Advisor may recoup amounts from the Funds as follows:

	Waived/ Reimbursed FY 2022 Expires 09/30/2025	Waived/ Reimbursed FY 2023 Expires 09/30/2026	Waived/ Reimbursed FY 2024 Expires 09/30/2027	Total
Goose Hollow Tactical Allocation ETF	$80,007	$162,149	$68,459(a)	$310,615
Goose Hollow Enhanced Equity ETF	—	—	34,995	34,995
Goose Hollow Multi-Strategy Income ETF	—	—	29,600	29,600

(a) The Advisor has voluntarily agreed to waive the amount of the management fee associated with Goose Hollow Tactical Allocation ETF’s affiliated investment in Goose Hollow Enhanced Equity ETF and Goose Hollow Multi-Strategy Income ETF. This amount is shown as “Expenses voluntarily waived by the Advisor” on the Statement of Operations and cannot be recouped by the Advisor in future years.

Semi-Annual Shareholder Report | 25

Notes to Financial Statements (continued)March 31, 2024 (Unaudited)

Affiliated Transactions:

At March 31, 2024, the following investments are noted as Affiliated Securities in Goose Hollow Tactical Allocation ETF’s Portfolio of Investments:

	Balance at September 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales	Change in Unrealized Appreciation (Depreciation)	Balance at March 31, 2024	Shares as of March 31, 2024	Dividend Income	Capital Gains Distributions
Goose Hollow Tactical Allocation ETF

Goose Hollow Enhanced Equity ETF	$—	$3,225,149	$(506,093)	$3,354	$(37,798)	$2,684,612	105,465	$18,617	$—

Goose Hollow Multi-Strategy Income ETF	—	1,331,866	(239,670)	6,002	29,728	1,127,926	43,694	3,525	—
Total	$—	$4,557,015	$(745,763)	$9,356	$(8,070)	$3,812,538	149,159	$22,142	$—

B. Administration, Custodian, Transfer Agent and Accounting Fees

Citi Fund Services Ohio, Inc. (“Citi”) serves as the sub-administrator, fund accountant, and dividend disbursing agent for the Funds pursuant to a Services Agreement. Citibank, N.A. serves as the custodian and transfer agent of the Funds pursuant to a Global Custodial and Agency Services Agreement.

Collaborative Fund Services LLC (“CFS”) serves as the administrator for the Funds and provides the Funds with various administrative services. For these services, the Funds pay CFS an administrative fee that is the greater of an annual minimum fee or an asset-based fee, which scales downward based upon net assets.

C. Distribution and Shareholder Services Fees

Foreside Fund Services, LLC is the principal underwriter and distributor for the Funds’ Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor.

D. Compliance Services

Beacon Compliance Consulting provides compliance services to the Trust and receives a monthly fee paid by the Funds for these services.

E. Treasurer Fees

The Treasurer of the Trust receives a fee that is calculated monthly using each Fund’s net assets at month-end and is paid by the Funds on a quarterly basis as previously approved by the Board. During the period ended March 31, 2024, the Funds paid a total of $2,675 to the Treasurer.

Semi-Annual Shareholder Report | 26

Notes to Financial Statements (continued)March 31, 2024 (Unaudited)

F. General

Certain trustees and officers of the Trust are officers, directors and/or trustees of the above companies and, except for the Treasurer, receive no compensation from the Funds for their services.

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended March 31, 2024 were as follows:

	Purchases	Sales
Goose Hollow Tactical Allocation ETF	$34,625,869	$26,943,278
Goose Hollow Enhanced Equity ETF	2,168,274	1,634,864
Goose Hollow Multi-Strategy Income ETF	1,941,419	657,183

Purchases and sales of in-kind transactions for the period ended March 31, 2024 were as follows:

	Purchases	Sales
Goose Hollow Tactical Allocation ETF	$6,499,759	$26,669,047
Goose Hollow Enhanced Equity ETF	2,297,345	—
Goose Hollow Multi-Strategy Income ETF	11,314,916	1,250,300

There were no purchases or sales of U.S. government securities during the period ended March 31, 2024.

(5) Capital Share Transactions

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, Shares of each Fund are not redeemable. Transactions in Shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The transaction fees for the Funds are listed below:

	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases(a)
Goose Hollow Tactical Allocation ETF	$250	2.00%
Goose Hollow Enhanced Equity ETF	$250	2.00%
Goose Hollow Multi-Strategy Income ETF	$250	2.00%

(a) As a percentage of the amount invested.

Semi-Annual Shareholder Report | 27

Notes to Financial Statements (continued)March 31, 2024 (Unaudited)

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable on the Statements of Assets and Liabilities.

(6) Investment Risks

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in the Fund if the prices of the securities owned by the Fund decline. In addition, the Fund may be subject to the following risks: (1) the market price of the Fund’s shares may trade above or below its NAV; (2) an active trading market for the Fund’s shares may not develop or be maintained; or (3) trading of the Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds. The COVID-19 global pandemic and the aggressive responses taken by many governments had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Additional investment risks are outlined in the Funds’ prospectus.

Semi-Annual Shareholder Report | 28

Notes to Financial Statements (continued)March 31, 2024 (Unaudited)

(7) Subsequent Events

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of March 31, 2024.

Effective June 1, 2024, the Goose Hollow Tactical Allocation ETF’s operating expense limitation agreement will be amended to limit the Fund’s total operating expenses (exclusive of certain items) to 1.85% of the Fund’s average daily net assets.

Semi-Annual Shareholder Report | 29

Approval of Management AgreementMarch 31, 2024 (Unaudited)

Approval of the Investment Advisory Agreement with Goose Hollow Capital Management LLC (Goose Hollow Multi-Strategy Income ETF and Goose Hollow Enhanced Equity ETF)

In connection with the meeting of the Board of Trustees (the “Board”) of Collaborative Investment Series Trust (the “Trust”) held on May 19, 2023 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement between Goose Hollow Capital Management LLC (“GHCM”) and the Trust, with respect to the Goose Hollow Multi-Strategy Income ETF (formerly, Goose Hollow Fixed Income ETF or “GHFI”) and Goose Hollow Enhanced Equity ETF (“GHHE”) (each a “Fund” and collectively, the “Funds”). In considering the approval of the investment advisory agreement, the Board received materials specifically relating to the investment advisory agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the approval of the investment advisory agreement between GHCM and the Trust. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the investment advisory agreement on behalf of the Fund and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the approval of the investment advisory agreement.

Nature, Extent and Quality of Services. The Board reviewed the business experience of each of the key persons that would service GHFI and GHEE and noted its familiarity with GHCM as the adviser to Goose Hollow Tactical Allocation (“GHTA”), a series of the Trust. The Board noted that GHCM, among other things, would provide research services and analysis and execute suitable trades for the Funds in a manner consistent with their investment objectives and strategies utilizing an end-to-end risk system that would evaluate the market and credit risks to provide internal evaluations. The Board commented that GHCM utilized an internal investment checklist before making investment decisions and periodically reviewed the funds compliance with risk, counterparty, liquidity and derivative limits. The Board noted that GHCM had a brokerage review committee to review the current relationships and discuss the best execution efforts. The Board confirmed that GHCM had not been the subject of any regulatory examinations, material litigation or administrative actions presenting significant issues. The Board concluded that GHCM had sufficient quality and depth of personnel and resources to perform its duties under the proposed investment advisory agreement in a manner and at a level that was consistent with the Board’s expectations.

Semi-Annual Shareholder Report | 30

Approval of Management AgreementMarch 31, 2024 (Unaudited)

Performance. The Board noted that there was no prior performance for GHFI and GHHE for the Board to evaluate. The Board recalled its experience with GHCM as adviser to GHTA and recognized that GHCM had the ability to provide satisfactory returns.

Fees and Expenses.

GHFI. The Board discussed the proposed advisory fee of 0.65% and expense ratio of 1.00% and noted that the advisory fee was lower the average of its peer group funds that GHCM identified, and the net expense ratio was higher than its peer group average. The Board acknowledged GHCM’s assertion that the fees were based on the active nature of equity exposure of strategy and the active equity exposure of hedging strategy relative to its peer funds. The Board noted that GHFI would have an expense limitation. The Board considered the services to be provided by GHCM as well as the costs of providing such services and, after discussion, the Board concluded that the proposed fees were not unreasonable.

GHHE. The Board discussed the proposed advisory fee of 0.85% and expense ratio of 1.00%. The Board noted that the advisory fee and net expense ratio was higher than the average of its peer group that was identified by GHCM. The Board considered the services to be provided by GHCM, as well as the costs of providing such services and concluded that the proposed fees were not unreasonable. The Board considered that GHHE would have an expense limitation. After discussion, the Board concluded that the advisory fee was not unreasonable.

Profitability. The Board discussed that GHCM anticipated to earn a reasonable profit from its relationship with each of GHFI and GHHE during the first two years. The Board determined that excessive profitability was not an issue for the Funds at this time.

Economies of Scale. The Board considered whether GHCM would realize economies of scale during the initial period of the investment advisory agreement. The Board noted that the proposed fee schedule did not currently provide breakpoints, but that GHCM indicated it was amenable to the discussion of adding breakpoints as the Funds’ assets experienced significant growth. The Board concluded that absence of breakpoints was acceptable at this time.

Conclusion. Having requested and received such information from GHCM as the Board believed to be reasonably necessary to evaluate the terms of the investment advisory agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the investment advisory agreement was in the best interests of the Funds and their future shareholders.

Semi-Annual Shareholder Report | 31

Additional InformationMarch 31, 2024 (Unaudited)

PORTFOLIO HOLDINGS

The Funds file a complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Form N-PORT filing must be made within 60 days of the end of the quarter. These filings are available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Fund at 1-866-898-6447, free of charge.

PREMIUM/DISCOUNT INFORMATION

The Funds’ websites at http://www.gham.co, ghms.gham.co, and ghee.gham.co shows the previous day’s closing NAV and closing market price for the Funds’ ETF Shares. The website also discloses, in the Premium/Discount section, how frequently the Funds’ ETF Shares traded at a premium or discount to NAV (based on closing NAVs and market prices) and the magnitudes of such premiums and discounts.

PROXY VOTING

The Funds’ proxy voting policies, procedures and voting records relating to common stock in the Funds’ investment portfolio are available without charge, upon request, by calling the Funds’ toll-free telephone number 1-866-898-6447. The Funds will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery.

The Funds’ proxy information is also available on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available without charge, upon request by calling 1-866-898-6447 or referring to the SEC’s web site at http://www.sec.gov.

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND ETFS

Beginning in July, 2024, amendments adopted by the SEC will require mutual funds and ETFs to transmit concise and visually-engaging streamlined shareholder reports that will highlight key fund information in a clear and concise format.

Other information, including financial statements, will no longer appear in the shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

Semi-Annual Shareholder Report | 32

PRIVACY NOTICE
COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•Social Security number and wire transfer instructions

• account transactions and transaction history

•investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share

Semi-Annual Shareholder Report | 33

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-866-898-6447

What we do:
How does the Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

•open an account or deposit money

•direct us to buy securities or direct us to sell your securities

•seek advice about your investments

We also collect your personal information from others, such as affiliates or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•affiliates from using your information to market to you.

•sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Semi-Annual Shareholder Report | 34

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. •The Collaborative Investment Series Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control.  They can be financial and non-financial companies.

•The Collaborative Investment Series Trust does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •The Collaborative Investment Series Trust doesn’t jointly market.

Semi-Annual Shareholder Report | 35

This Page Was Left Blank Intentionally

Semi-Annual Shareholder Report | 36

This Page Was Left Blank Intentionally

This report is provided for the general information of the Funds’ shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Funds.

5/24

Investment Advisor

Goose Hollow Capital Management LLC

82 North Summit Street, Suite 2B

Tenafly, NJ 07670

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Custodian and Transfer Agent

Citibank, N.A.

388 Greenwich Street

New York, NY 10048

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, WI 53202

Administrator

Collaborative Fund Services, LLC

500 Damonte Ranch Parkway, Building 700, Unit 700

Reno, NV 89521

Sub-Administrator, Accountant and Dividend Disbursing Agent

Citi Fund Services Ohio, Inc.

4400 Easton Commons, Suite 200

Columbus, OH 43219

Retireful, LLC
120 N. Washington, Suite 300
Lansing, MI 48933
1-866-464-6608

www.mohrfunds.com

Semi-Annual
Shareholder Report

Mohr Growth ETF (MOHR)

Mindful Conservative ETF (MFUL)

Adaptive Core ETF (RULE)

Mohr Sector Nav ETF (SNAV)

Mohr Industry Nav ETF (INAV)

March 31, 2024

Semi-Annual Shareholder Report | 1

Expense ExamplesMarch 31, 2024 (Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable; and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The expense examples below are based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ending March 31, 2024.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Further, the expenses do not include any brokerage commissions on investors’ purchases or redemptions of Fund shares as described in each Fund’s prospectus. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semi-Annual Shareholder Report | 2

Expense Examples (continued)March 31, 2024 (Unaudited)

		Beginning Account Value 10/1/2023		Ending Account Value 3/31/2024	Expenses Paid During Period	Annualized Expense Ratio
Mohr Growth ETF	Actual	$1,000.00		$1,214.20	$5.70(a)	1.03%
	Hypothetical	1,000.00		1,019.85	5.20(a)	1.03
Mindful Conservative ETF	Actual	1,000.00		1,057.00	5.50(a)	1.07
	Hypothetical	1,000.00		1,019.65	5.40(a)	1.07
Adaptive Core ETF	Actual	1,000.00		1,195.20	6.48(a)	1.18
	Hypothetical	1,000.00		1,019.10	5.96(a)	1.18
Mohr Sector Nav ETF	Actual	1,000.00		1,173.60	6.09(a)	1.12
	Hypothetical	1,000.00		1,019.40	5.65(a)	1.12
Mohr Industry Nav ETF	Actual	1,000.00	(b)	1,058.20	3.22(c)	1.71
	Hypothetical	1,000.00	(b)	1,016.45	8.62(d)	1.71

(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (the number of days in the most recent fiscal half year divided by the number of days in the fiscal year).

(b) Beginning account value from the commencement of operations.

(c) Information shown reflects values for the stub period from January 24, 2024 (commencement of operations) to March 31, 2024 and has been calculated using expense ratios and rates of returns for the same period.

(d) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average hypothetical account value over the period, multiplied by 183/366 (the number of days in the most recent fiscal half year divided by the number of days in the fiscal year).

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 3

Portfolio of InvestmentsMarch 31, 2024 (Unaudited)

Mohr Growth ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Communication Services	6.1
Consumer Discretionary	6.0
Consumer Staples	6.1
Exchange-Traded Funds	8.9
Financials	9.6
Health Care	15.5
Industrials	24.5
Information Technology	23.3
Total	100.0

Portfolio holdings and allocations are subject to change. As of March 31, 2024, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value ($)
Common Stocks — 88.8%
Communication Services — 6.0%
5,026	Meta Platforms, Inc., Class A	2,440,525
3,948	Netflix, Inc. 0(a)	2,397,739
		4,838,264
Consumer Discretionary — 5.9%
5,800	Ferrari NV	2,528,452
1,475	MercadoLibre, Inc.(a)	2,230,141
		4,758,593
Consumer Staples — 5.9%
3,260	Costco Wholesale Corp.	2,388,374
69,971	Hormel Foods Corp.	2,441,288
		4,829,662
Financials — 9.3%
22,560	Apollo Global Management, Inc.	2,536,872
27,863	KKR & Co., Inc.	2,802,460
4,019	MSCI, Inc.	2,252,449
		7,591,781

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 4

Portfolio of Investments (continued)March 31, 2024 (Unaudited)

Mohr Growth ETF

Shares		Fair Value ($)
Health Care — 15.1%
8,035	Align Technology, Inc.(a)	2,634,837
18,218	Dexcom, Inc.(a)	2,526,837
18,477	Merck & Co., Inc.	2,438,040
85,065	Pfizer, Inc.	2,360,554
6,350	Stryker Corp.	2,272,474
		12,232,742
Industrials — 23.9%
2,921	Cintas Corp.	2,006,815
56,549	Delta Air Lines, Inc.	2,707,001
21,491	Emerson Electric Co.	2,437,509
8,939	Norfolk Southern Corp.	2,278,283
20,115	PACCAR, Inc.	2,492,047
3,652	United Rentals, Inc.	2,633,494
2,314	W.W. Grainger, Inc.	2,354,032
11,754	Waste Management, Inc.	2,505,365
		19,414,546
Information Technology — 22.7%
11,357	Applied Materials, Inc.	2,342,154
9,324	Arista Networks, Inc.(a)	2,703,774
1,881	ASML Holding NV, NYS	1,825,454
1,631	Fair Isaac Corp.(a)	2,038,114
4,020	HubSpot, Inc.(a)	2,518,771
2,490	Lam Research Corp.	2,419,209
3,341	Monolithic Power Systems, Inc.	2,263,260
17,081	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,323,870
		18,434,606
Total Common Stocks (Cost $67,179,556)		72,100,194

Exchange-Traded Fund — 8.6%
78,210	VanEck Morningstar Wide Moat ETF	7,031,079
		7,031,079
Total Exchange-Traded Fund (Cost $6,158,247)		7,031,079

Total Investments — 97.4% (Cost $73,337,803)		79,131,273
Other Assets in Excess of Liabilities — 2.6%		2,080,887
Net Assets — 100.0%		81,212,160

(a) Non-income producing security.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

MSCI — Morgan Stanley Capital International

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 5

Portfolio of InvestmentsMarch 31, 2024 (Unaudited)

Mindful Conservative ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Exchange-Traded Funds	100.0
Total	100.0

Portfolio holdings and allocations are subject to change. As of March 31, 2024, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value ($)
Exchange-Traded Funds — 97.4%
144,458	First Trust Morningstar Dividend Leaders Index Fund	5,558,744
55,415	Goldman Sachs Access Treasury 0-1 Year ETF	5,590,819
251,226	Invesco Preferred ETF	2,984,565
33,828	iShares 0-3 Month Treasury Bond ETF	3,406,818
35,414	iShares 0-5 Year TIPS Bond ETF	3,521,214
21,232	iShares 5-10 Year Investment Grade Corporate Bond ETF	1,095,571
38,878	iShares Convertible Bond ETF	3,103,631
50,493	iShares Core Growth Allocation ETF	2,810,945
77,406	iShares Core Moderate Allocation ETF	3,311,429
44,209	iShares MSCI USA Min Vol Factor ETF	3,694,988
2,104	iShares MSCI USA Quality Factor ETF	345,792
9,075	Schwab U.S. Broad Market ETF	554,029
60,377	SPDR Bloomberg 1-3 Month T-Bill ETF	5,542,608
41,818	SPDR Bloomberg Convertible Securities ETF	3,054,387
117,901	SPDR SSgA Multi-Asset Real Return ETF	3,295,333
34,870	Vanguard Intermediate-Term Corporate Bond ETF	2,807,384
59,051	WisdomTree Floating Rate Treasury Fund	2,969,675
		53,647,932
Total Exchange-Traded Funds (Cost $52,886,270)		53,647,932

Total Investments — 97.4% (Cost $52,886,270)		53,647,932
Other Assets in Excess of Liabilities — 2.6%		1,408,232
Net Assets — 100.0%		55,056,164

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 6

Portfolio of Investments (continued)March 31, 2024 (Unaudited)

Mindful Conservative ETF

ETF — Exchange-Traded Fund

MSCI — Morgan Stanley Capital International

SPDR — Standard & Poor’s Depositary Receipts

SSgA — State Street Global Advisors

TIPS — Treasury Inflation-Protected Security

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 7

Portfolio of InvestmentsMarch 31, 2024 (Unaudited)

Adaptive Core ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Communication Services	3.7
Consumer Staples	9.2
Energy	3.5
Financials	23.3
Health Care	4.1
Industrials	10.0
Information Technology	43.2
Materials	3.0
Total	100.0

Portfolio holdings and allocations are subject to change. As of March 31, 2024, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value ($)
Common Stocks — 95.4%
Communication Services — 3.5%
3,071	Meta Platforms, Inc., Class A	1,491,216
		1,491,216
Consumer Staples — 8.7%
21,923	Kellanova	1,255,968
15,631	Mondelez International, Inc., Class A	1,094,170
7,609	Target Corp.	1,348,391
		3,698,529
Energy — 3.3%
9,325	Hess Corp.	1,423,368
		1,423,368
Financials — 22.3%
7,415	American Express Co.	1,688,321
2,990	Ameriprise Financial, Inc.	1,310,936
3,086	Berkshire Hathaway, Inc., Class B(a)	1,297,725
16,800	Block, Inc.(a)	1,420,944
8,606	Capital One Financial Corp.	1,281,347
8,786	Global Payments, Inc.	1,174,337
21,623	Wells Fargo & Co.	1,253,269
		9,426,879

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 8

Portfolio of Investments (continued)March 31, 2024 (Unaudited)

Adaptive Core ETF

Shares		Fair Value ($)
Health Care — 3.9%
11,871	Dexcom, Inc.(a)	1,646,508
		1,646,508
Industrials — 9.5%
6,127	Ferguson PLC	1,338,321
1,969	United Rentals, Inc.	1,419,865
5,942	Waste Management, Inc.	1,266,537
		4,024,723
Information Technology — 41.3%
2,298	Adobe, Inc.(a)	1,159,571
11,361	Amphenol Corp., Class A	1,310,491
3,317	ANSYS, Inc.(a)	1,151,530
6,425	Crowdstrike Holdings, Inc., Class A(a)	2,059,791
16,993	Dell Technologies, Inc., Class C	1,939,071
18,356	Fortinet, Inc.(a)	1,253,898
2,038	HubSpot, Inc.(a)	1,276,929
9,144	Keysight Technologies, Inc.(a)	1,429,939
1,343	Lam Research Corp.	1,304,819
13,947	Microchip Technology, Inc.	1,251,185
701	NVIDIA Corp.	633,396
16,107	ON Semiconductor Corp.(a)	1,184,670
1,991	ServiceNow, Inc.(a)	1,517,938
		17,473,228
Materials — 2.9%
2,630	Linde PLC	1,221,162
		1,221,162
Total Common Stocks (Cost $37,059,667)		40,405,613

Total Investments — 95.4% (Cost $37,059,667)		40,405,613
Other Assets in Excess of Liabilities — 4.6%		1,933,915
Net Assets — 100.0%		42,339,528

(a) Non-income producing security.

PLC — Public Limited Company

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 9

Portfolio of InvestmentsMarch 31, 2024 (Unaudited)

Mohr Sector Nav ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Exchange-Traded Funds	100.0
Total	100.0

Portfolio holdings and allocations are subject to change. As of March 31, 2024, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value ($)
Exchange-Traded Funds — 98.3%
20,665	Consumer Discretionary Select Sector SPDR Fund	3,800,087
78,827	Invesco S&P 500 Equal Weight ETF(a)	13,350,929
41,328	SPDR S&P 500 ETF Trust(b)	21,617,437
20,823	Technology Select Sector SPDR Fund	4,336,806
34,605	Vanguard Energy ETF	4,557,479
		47,662,738
Total Exchange-Traded Funds (Cost $44,823,706)		47,662,738

Total Investments — 98.3% (Cost $44,823,706)		47,662,738
Other Assets in Excess of Liabilities — 1.7%		812,449
Net Assets — 100.0%		48,475,187

(a) As of March 31, 2024, investment is 27.54% of the Fund’s net assets. See Note 7 in the Notes to Financial Statements.

(b) As of March 31, 2024, investment is 44.59% of the Fund’s net assets. See Note 7 in the Notes to Financial Statements.

ETF — Exchange-Traded Fund

S&P — Standard and Poor’s

SPDR — Standard & Poor’s Depositary Receipts

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 10

Portfolio of InvestmentsMarch 31, 2024 (Unaudited)

Mohr Industry Nav ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Exchange-Traded Funds	100.0
Total	100.0

Portfolio holdings and allocations are subject to change. As of March 31, 2024, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value ($)
Exchange-Traded Funds — 98.1%
18,829	Invesco S&P 500 Equal Weight ETF	3,189,068
8,919	SPDR S&P 500 ETF Trust(a)	4,665,262
9,288	SPDR S&P Aerospace & Defense ETF	1,305,057
14,597	SPDR S&P Capital Markets ETF	1,613,698
26,591	SPDR S&P Metals & Mining ETF	1,602,905
20,704	SPDR S&P Retail ETF	1,635,409
		14,011,399
Total Exchange-Traded Funds (Cost $13,331,341)		14,011,399

Total Investments — 98.1% (Cost $13,331,341)		14,011,399
Other Assets in Excess of Liabilities — 1.9%		272,223
Net Assets — 100.0%		14,283,622

(a) As of March 31, 2024, investment is 32.66% of the Fund’s net assets. See Note 7 in the Notes to Financial Statements.

ETF — Exchange-Traded Fund

S&P — Standard and Poor’s

SPDR — Standard & Poor’s Depositary Receipts

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 11

Statements of Assets and LiabilitiesMarch 31, 2024 (Unaudited)

	Mohr Growth ETF	Mindful Conservative ETF	Adaptive Core ETF
Assets:
Investments, at value (Cost $73,337,803, $52,886,270 and $37,059,667)	$79,131,273	$53,647,932	$40,405,613
Cash	2,139,801	1,465,602	1,957,524
Dividends and interest receivable	41,331	—	23,986
Receivable for investments sold	527,252	—	—
Prepaid expenses and other assets	3,558	2,926	3,189
Total Assets	81,843,215	55,116,460	42,390,312
Liabilities:
Payable for capital shares redeemed	548,776	—	—
Accrued expenses:
Advisory	49,338	33,028	24,989
Administration	7,943	5,662	4,044
Custodian	1,073	60	84
Fund accounting	9,169	7,606	8,667
Legal and audit	8,259	8,253	8,248
Printing	3,026	2,903	2,977
Trustee	3,471	2,784	1,775
Total Liabilities	631,055	60,296	50,784
Net Assets	$81,212,160	$55,056,164	$42,339,528
Net Assets consist of:
Paid-in Capital	$88,772,916	$58,759,892	$45,927,165
Total Distributable Earnings (Loss)	(7,560,756)	(3,703,728)	(3,587,637)
Net Assets	$81,212,160	$55,056,164	$42,339,528

Net Assets:	$81,212,160	$55,056,164	$42,339,528
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	3,700,000	2,575,000	1,925,000
Net Asset Value (offering and redemption price per share):	$21.95	$21.38	$21.99

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 12

Statements of Assets and Liabilities (continued)March 31, 2024 (Unaudited)

	Mohr Sector Nav ETF	Mohr Industry Nav ETF
Assets:
Investments, at value (Cost $44,823,706 and $13,331,341)	$47,662,738	$14,011,399
Cash	795,497	274,190
Dividends and interest receivable	65,915	4,828
Offering costs	—	7,679
Prepaid expenses and other assets	4,046	1,744
Total Assets	48,528,196	14,299,840
Liabilities:
Accrued expenses:
Advisory	28,828	8,325
Administration	4,942	433
Compliance services	—	108
Custodian	75	349
Fund accounting	6,420	1,027
Legal and audit	8,583	4,532
Printing	2,018	856
Trustee	2,143	588
Total Liabilities	53,009	16,218
Net Assets	$48,475,187	$14,283,622
Net Assets consist of:
Paid-in Capital	$42,188,570	$13,493,393
Total Distributable Earnings (Loss)	6,286,617	790,229
Net Assets	$48,475,187	$14,283,622

Net Assets:	$48,475,187	$14,283,622
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	1,650,000	540,000
Net Asset Value (offering and redemption price per share):	$29.38	$26.45

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 13

Statements of OperationsFor the period ended March 31, 2024 (Unaudited)

	Mohr Growth ETF	Mindful Conservative ETF	Adaptive Core ETF
Investment Income:
Dividend income	$396,897	$1,136,799	$226,154
Total Investment Income	396,897	1,136,799	226,154
Expenses:
Advisory	275,624	223,284	148,712
Administration	47,250	38,277	25,493
Compliance services	4,500	4,500	4,500
Custodian	2,182	1,156	1,660
Fund accounting	41,689	40,058	41,041
Legal and audit	14,778	14,770	14,354
Printing	3,537	3,537	3,540
Treasurer	2,250	2,250	1,350
Trustee	5,471	4,784	2,452
Other	8,741	8,402	7,808
Total Net Expenses	406,022	341,018	250,910
Net Investment Income (Loss)	(9,125)	795,781	(24,756)
Realized and Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions	(3,226,535)	544,076	(947,538)
Net realized gains (losses) from in-kind transactions	10,984,531	543,646	4,199,703
Change in unrealized appreciation (depreciation) on investments	7,093,826	1,527,089	4,112,843
Net Realized and Unrealized Gains (Losses) from Investments:	14,851,822	2,614,811	7,365,008
Change in Net Assets Resulting From Operations	$14,842,697	$3,410,592	$7,340,252

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 14

Statements of Operations (continued)For the period ended March 31, 2024 (Unaudited)

	Mohr Sector Nav ETF	Mohr Industry Nav ETF(a)
Investment Income:
Dividend income	$366,410	$33,540
Total Investment Income	366,410	33,540
Expenses:
Advisory	185,077	15,446
Administration	31,728	2,648
Compliance services	4,500	1,608
Custodian	845	442
Fund accounting	41,048	3,778
Legal and audit	13,882	8,173
Offering costs	—	755
Printing	3,815	1,843
Treasurer	1,950	334
Trustee	4,143	588
Other	7,116	2,696
Total Net Expenses	294,104	38,311
Net Investment Income (Loss)	72,306	(4,771)
Realized and Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions	1,850,828	114,942
Net realized gains (losses) from in-kind transactions	3,008,279	—
Change in unrealized appreciation (depreciation) on investments	3,444,900	680,058
Net Realized and Unrealized Gains (Losses) from Investments:	8,304,007	795,000
Change in Net Assets Resulting From Operations	$8,376,313	$790,229

(a) For the period from the commencement of operations on January 24, 2024 through March 31, 2024.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 15

Statements of Changes in Net Assets

	Mohr Growth ETF		Mindful Conservative ETF
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
From Investment Activities:
Operations:
Net investment income (loss)	$(9,125)	$1,422,529	$795,781	$2,683,131
Net realized gains (losses) from investment and in-kind transactions	7,757,996	(7,183,667)	1,087,722	(2,223,795)
Change in unrealized appreciation (depreciation) on investments	7,093,826	(236,605)	1,527,089	(727,127)
Change in net assets resulting from operations	14,842,697	(5,997,743)	3,410,592	(267,791)
Distributions to Shareholders From:
Earnings	(1,340,848)	—	(3,008,044)	(284,819)
Change in net assets from distributions	(1,340,848)	—	(3,008,044)	(284,819)
Capital Transactions:
Proceeds from shares issued	52,653,704	30,409,626	6,365,777	31,180,168
Cost of shares redeemed	(68,654,685)	(59,620,630)	(33,493,892)	(44,657,428)
Change in net assets from capital transactions	(16,000,981)	(29,211,004)	(27,128,115)	(13,477,260)
Change in net assets	(2,499,132)	(35,208,747)	(26,725,567)	(14,029,870)
Net Assets:
Beginning of period	83,711,292	118,920,039	81,781,731	95,811,601
End of period	$81,212,160	$83,711,292	$55,056,164	$81,781,731
Share Transactions:
Issued	2,500,000	1,550,000	300,000	1,450,000
Redeemed	(3,350,000)	(3,075,000)	(1,575,000)	(2,075,000)
Change in shares	(850,000)	(1,525,000)	(1,275,000)	(625,000)

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 16

Statements of Changes in Net Assets (continued)March 31, 2024

	Adaptive Core ETF		Mohr Sector Nav ETF
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	For the period January 10, 2023(a) through September 30, 2023
From Investment Activities:
Operations:
Net investment income (loss)	$(24,756)	$886,317	$72,306	$184,036
Net realized gains (losses) from investment and in-kind transactions	3,252,165	(2,440,089)	4,859,107	372,704
Change in unrealized appreciation (depreciation) on investments	4,112,843	(128,165)	3,444,900	(605,868)
Change in net assets resulting from operations	7,340,252	(1,681,937)	8,376,313	(49,128)
Distributions to Shareholders From:
Earnings	(819,624)	(5,848)	(1,783,039)	—
Change in net assets from distributions	(819,624)	(5,848)	(1,783,039)	—
Capital Transactions:
Proceeds from shares issued	23,939,560	21,063,902	22,119,903	65,916,006
Cost of shares redeemed	(35,522,487)	(41,437,604)	(39,061,697)	(7,043,171)
Change in net assets from capital transactions	(11,582,927)	(20,373,702)	(16,941,794)	58,872,835
Change in net assets	(5,062,299)	(22,061,487)	(10,348,520)	58,823,707
Net Assets:
Beginning of period	47,401,827	69,463,314	58,823,707	—
End of period	$42,339,528	$47,401,827	$48,475,187	$58,823,707
Share Transactions:
Issued	1,150,000	1,075,000	775,000	2,550,000
Redeemed	(1,750,000)	(2,125,000)	(1,400,000)	(275,000)
Change in shares	(600,000)	(1,050,000)	(625,000)	2,275,000

(a) Commencement of operations.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 17

Statements of Changes in Net Assets (continued)March 31, 2024

Mohr Industry Nav ETF
For the period January 24, 2024(a) through March 31, 2024 (Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(4,771)
Net realized gains (losses) from investment and in-kind transactions	114,942
Change in unrealized appreciation (depreciation) on investments	680,058
Change in net assets resulting from operations	790,229
Capital Transactions:
Proceeds from shares issued	13,493,393
Change in net assets from capital transactions	13,493,393
Change in net assets	14,283,622
Net Assets:
Beginning of period	—
End of period	$14,283,622
Share Transactions:
Issued	540,000
Change in shares	540,000

(a) Commencement of operations.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 18

Financial Highlights

Mohr Growth ETF	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023		November 2, 2021(a) through September 30, 2022
Net Asset Value, Beginning of Period	$18.40	$19.58		$25.00

Net Investment Income (Loss)(b)	— (c)	0.25		(0.08)
Net Realized and Unrealized Gains (Losses) on Investments	3.90	(1.43)		(5.34)
Total from Investment Activities	3.90	(1.18)		(5.42)

Distributions from Net Investment Income	(0.35)	—		—
Distributions from Net Realized Gains on Investments	—	—		—
Total Distributions	(0.35)	—		—

Net Asset Value, End of Period	$21.95	$18.40		$19.58
Net Assets at End of Period (000’s)	$81,212	$83,711		$118,920

Total Return at NAV(d)(e)	21.42%	(6.01)%		(21.70)%
Total Return at Market(e)(f)	21.59%	(6.13)%		(21.68)%

Ratio of Operating Expenses to Average Net Assets(g)(h)	1.03%	0.95%		1.02%
Ratio of Net Investment Income (Loss) to Average Net Assets(g)(i)	(0.02)%	1.31%		(0.40)%
Portfolio Turnover(e)(j)	199%	442	%(k)	1,223%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Amount is less than $0.005.

(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e) Not annualized for periods less than one year.

(f) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(g) Annualized for periods less than one year.

(h) Excludes expenses of the investment companies in which the Fund invests.

(i) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(j) Excludes the impact of in-kind transactions.

(k) Portfolio Turnover decreased significantly this year due to the Fund holding higher positions in cash or cash alternatives for a longer period of time than usual due to risk mitigation. As a result, trading activity was reduced dramatically compared to more active periods.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 19

Financial Highlights (continued)

Mindful Conservative ETF	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023		November 2, 2021(a) through September 30, 2022
Net Asset Value, Beginning of Period	$21.24	$21.41		$25.00

Net Investment Income (Loss)(b)	0.26	0.63		(0.09)
Net Realized and Unrealized Gains (Losses) on Investments	0.93	(0.74)		(3.50)
Total from Investment Activities	1.19	(0.11)		(3.59)

Distributions from Net Investment Income	(1.05)	(0.06)		—
Distributions from Net Realized Gains on Investments	—	—		—
Total Distributions	(1.05)	(0.06)		—

Net Asset Value, End of Period	$21.38	$21.24		$21.41
Net Assets at End of Period (000’s)	$55,056	$81,782		$95,812

Total Return at NAV(c)(d)	5.70%	(0.49)%		(14.36)%
Total Return at Market(d)(e)	5.75%	(0.64)%		(14.32)%

Ratio of Operating Expenses to Average Net Assets(f)(g)	1.07%	0.96%		1.05%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)(h)	2.50%	2.94%		(0.47)%
Portfolio Turnover(d)(i)	167%	260	%(j)	665%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Not annualized for periods less than one year.

(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(f) Annualized for periods less than one year.

(g) Excludes expenses of the investment companies in which the Fund invests.

(h) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(i) Excludes the impact of in-kind transactions.

(j) Portfolio Turnover decreased significantly this year due to the Fund holding higher positions in cash or cash alternatives for a longer period of time than usual due to risk mitigation. As a result, trading activity was reduced dramatically compared to more active periods.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 20

Financial Highlights (continued)

Adaptive Core ETF	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023		November 2, 2021(a) through September 30, 2022
Net Asset Value, Beginning of Period	$18.77	$19.43		$25.00

Net Investment Income (Loss)(b)	(0.01)	0.28		(0.04)
Net Realized and Unrealized Gains (Losses) on Investments	3.64	(0.94)		(5.53)
Total from Investment Activities	3.63	(0.66)		(5.57)

Distributions from Net Investment Income	(0.41)	—	(c)	—
Distributions from Net Realized Gains on Investments	—	—		—
Total Distributions	(0.41)	—	(c)	—

Net Asset Value, End of Period	$21.99	$18.77		$19.43
Net Assets at End of Period (000’s)	$42,340	$47,402		$69,463

Total Return at NAV(d)(e)	19.52%	(3.37)%		(22.28)%
Total Return at Market(e)(f)	19.55%	(3.34)%		(22.28)%

Ratio of Operating Expenses to Average Net Assets(g)(h)	1.18%	1.02%		1.09%
Ratio of Net Investment Income (Loss) to Average Net Assets(g)(i)	(0.12)%	1.41%		(0.23)%
Portfolio Turnover(e)(j)	218%	425	%(k)	1,180%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Amount is less than $0.005.

(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e) Not annualized for periods less than one year.

(f) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(g) Annualized for periods less than one year.

(h) Excludes expenses of the investment companies in which the Fund invests.

(i) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(j) Excludes the impact of in-kind transactions.

(k) Portfolio Turnover decreased significantly this year due to the Fund holding higher positions in cash or cash alternatives for a longer period of time than usual due to risk mitigation. As a result, trading activity was reduced dramatically compared to more active periods.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 21

Financial Highlights (continued)

Mohr Sector Nav ETF	Six Months Ended March 31, 2024 (Unaudited)	January 10, 2023(a) through September 30, 2023
Net Asset Value, Beginning of Period	$25.86	$25.00

Net Investment Income (Loss)(b)	0.04	0.14
Net Realized and Unrealized Gains (Losses) on Investments(c)	4.38	0.72
Total from Investment Activities	4.42	0.86

Distributions from Net Investment Income	(0.09)	—
Distributions from Net Realized Gains on Investments	(0.81)	—
Total Distributions	(0.90)	—

Net Asset Value, End of Period	$29.38	$25.86
Net Assets at End of Period (000’s)	$48,475	$58,824

Total Return at NAV(d)(e)	17.36%	3.43%
Total Return at Market(e)(f)	17.59%	3.32%

Ratio of Operating Expenses to Average Net Assets(g)(h)	1.12%	1.21%
Ratio of Net Investment Income (Loss) to Average Net Assets(g)(i)	0.27%	0.72%
Portfolio Turnover(e)(j)	343%	537%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Realized and unrealized gains per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e) Not annualized for periods less than one year.

(f) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(g) Annualized for periods less than one year.

(h) Excludes expenses of the investment companies in which the Fund invests.

(i) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(j) Excludes the impact of in-kind transactions.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 22

Financial Highlights (continued)

Mohr Industry Nav ETF	January 24, 2024(a) through March 31, 2024 (Unaudited)
Net Asset Value, Beginning of Period	$25.00

Net Investment Income (Loss)(b)	(0.01)
Net Realized and Unrealized Gains (Losses) on Investments	1.46
Total from Investment Activities	1.45

Net Asset Value, End of Period	$26.45
Net Assets at End of Period (000’s)	$14,284

Total Return at NAV(c)(d)	5.82%
Total Return at Market(d)(e)	5.96%

Ratio of Operating Expenses to Average Net Assets(f)(g)	1.71%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)(h)	(0.21)%
Portfolio Turnover(d)(i)	192%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Not annualized for periods less than one year.

(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(f) Annualized for periods less than one year.

(g) Excludes expenses of the investment companies in which the Fund invests.

(h) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(i) Excludes the impact of in-kind transactions.

Semi-Annual Shareholder Report | 23

Notes to Financial StatementsMarch 31, 2024 (Unaudited)

(1) Organization

Collaborative Investment Series Trust (the “Trust”) was organized on July 26, 2017 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of several funds and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The accompanying financial statements are those of Mohr Growth ETF, Mindful Conservative ETF, Adaptive Core ETF, Mohr Sector Nav ETF, and Mohr Industry Nav ETF (each a “Fund” and collectively, the “Funds”). The Funds are diversified actively-managed exchange-traded funds. The Funds’ prospectus provides a description of the Funds’ investment objectives, policies, and strategies. The assets of the Funds are segregated and a shareholder’s interest is limited to the Fund in which shares are held. Mohr Industry Nav ETF commenced operations on January 24, 2024.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares, called Creation Units (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Foreside Fund Services, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds.

Semi-Annual Shareholder Report | 24

Notes to Financial Statements (continued)March 31, 2024 (Unaudited)

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including Accounting Standards Update 2013-08. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures adopted by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. If market quotations are not readily available, securities will be valued at their fair market as determined using the fair value procedures approved by the Board. The Board has delegated the execution of these procedures to the advisor as fair value designee. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust uses a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical assets that the Funds have the ability to access.

• Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Semi-Annual Shareholder Report | 25

Notes to Financial Statements (continued)March 31, 2024 (Unaudited)

• Level 3 - Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Common stocks and exchange-traded funds (“ETFs”) traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

The Funds did not hold any Level 2 or Level 3 investments as of March 31, 2024.

The following table summarizes the Funds’ investments, based on their valuation inputs, as of March 31, 2024, while the breakdown, by category, of investments is disclosed in the Portfolio of Investments for the Funds:

	Level 1	Total Investments
Mohr Growth ETF
Common Stocks(a)	$72,100,194	$72,100,194
Exchange-Traded Funds	7,031,079	7,031,079
Total Investments	$79,131,273	$79,131,273

Mindful Conservative ETF
Exchange-Traded Funds	53,647,932	53,647,932
Total Investments	$53,647,932	$53,647,932

Adaptive Core ETF
Common Stocks(a)	40,405,613	40,405,613
Total Investments	$40,405,613	$40,405,613

Mohr Sector Nav ETF
Exchange-Traded Funds	47,662,738	47,662,738
Total Investments	$47,662,738	$47,662,738

Mohr Industry Nav ETF
Exchange-Traded Funds	14,011,399	14,011,399
Total Investments	$14,011,399	$14,011,399

(a) Please see the Portfolio of Investments for industry classifications.

Semi-Annual Shareholder Report | 26

Notes to Financial Statements (continued)March 31, 2024 (Unaudited)

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends and dividend expense, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by the Funds is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which they invest.

The Funds may own shares of ETFs that may invest in real estate investments trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the ETF.

C. Cash

Idle cash may be swept into various interest-bearing overnight demand deposits and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed the United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders

Distributions are recorded on the ex-dividend date. The Funds intend to distribute to their shareholders net investment income and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

In addition, the Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share.

Semi-Annual Shareholder Report | 27

Notes to Financial Statements (continued)March 31, 2024 (Unaudited)

E. Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Retireful, LLC (the “Advisor”), serves as the Funds’ investment advisor pursuant to investment advisory agreements. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. The Funds pay the Advisor a management fee of 0.70% of each Fund’s average daily net assets, calculated daily and paid monthly.

Tuttle Capital Management, LLC (“Tuttle”) served as subadvisor for the Mohr Growth ETF, Adaptive Core ETF, Mindful Conservative ETF and Mohr Sector Nav ETF until October 31, 2023 and was paid for its services directly by the Advisor, not the Funds. Tuttle’s contractual fee was 0.10% of each Fund’s average daily net assets. Effective November 1, 2023, the Advisor assumed all sub-advisor duties for the Funds.

B. Administration, Custodian, Transfer Agent and Accounting Fees

Citi Fund Services Ohio, Inc. (“Citi”) serves as the sub-administrator, fund accountant, and dividend disbursing agent for the Funds pursuant to a Services Agreement. Citibank, N.A. serves as the custodian and transfer agent of the Funds pursuant to a Global Custodial and Agency Services Agreement.

Collaborative Fund Services LLC (“CFS”) serves as the administrator for the Funds and provides the Funds with various administrative services. For these services, the Funds pay CFS an administrative fee that is the greater of an annual minimum fee or an asset-based fee, which scales downward based upon net assets.

C. Distribution and Shareholder Services Fees

Foreside Fund Services, LLC is the principal underwriter and distributor for the Funds’ Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor.

D. Compliance Services

Beacon Compliance Consulting provides compliance services to the Trust and receives a monthly fee paid by the Funds for these services.

Semi-Annual Shareholder Report | 28

Notes to Financial Statements (continued)March 31, 2024 (Unaudited)

E. Treasurer Fees

The Treasurer of the Trust receives a fee that is calculated monthly using each Fund’s net assets at month-end and is paid by the Funds on a quarterly basis as previously approved by the Board. During the period ended March 31, 2024, the Funds paid a total of $8,134 to the Treasurer.

F. General

Certain trustees and officers of the Trust are officers, directors and/or trustees of the above companies and, except for the Treasurer, receive no compensation from the Funds for their services.

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended March 31, 2024 were as follows:

	Purchases	Sales
Mohr Growth ETF	$156,850,383	$151,837,969
Mindful Conservative ETF	121,981,814	91,327,772
Adaptive Core ETF	92,197,712	89,655,344
Mohr Sector Nav ETF	181,776,026	163,072,749
Mohr Industry Nav ETF	17,861,804	18,247,132

Purchases and sales of in-kind transactions for the period ended March 31, 2024 were as follows:

	Purchases	Sales
Mohr Growth ETF	$50,418,674	$70,317,202
Mindful Conservative ETF	6,231,473	31,580,498
Adaptive Core ETF	23,086,119	37,656,038
Mohr Sector Nav ETF	21,730,710	38,288,895
Mohr Industry Nav ETF	13,601,728	—

There were no purchases or sales of U.S. government securities during the period ended March 31, 2024.

(5) Capital Share Transactions

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, Shares of each Fund are not redeemable. Transactions in Shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units

Semi-Annual Shareholder Report | 29

Notes to Financial Statements (continued)March 31, 2024 (Unaudited)

may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The transaction fees for each Fund are listed below:

	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases(a)
Mohr Growth ETF	$250	2.00%
Mindful Conservative ETF	250	2.00%
Adaptive Core ETF	250	2.00%
Mohr Sector NAV ETF	250	2.00%
Mohr Industry Nav ETF	250	2.00%

(a) As a percentage of the amount invested.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable on the Statements of Assets and Liabilities.

(6) Investment Risks

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in the Fund if the prices of the securities owned by the Fund decline. In addition, the Fund may be subject to the following risks; (1) the market price of the Fund’s shares may trade above or below its NAV; (2) an active trading market for the Fund’s shares may not develop or be maintained; or (3) trading of the Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial

Semi-Annual Shareholder Report | 30

Notes to Financial Statements (continued)March 31, 2024 (Unaudited)

markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Additional investment risks are outlined in the Funds’ prospectus.

(7) Concentration of Investments

As of March 31, 2024, the Mohr Sector Nav ETF’s investment in the Invesco S&P 500 Equal Weight ETF represented 27.54% of the Fund’s net assets. The financial statements of the Invesco S&P 500 Equal Weight ETF can be found by accessing the fund’s website at http://www.invesco.com. As of March 31, 2024, the Mohr Sector Nav ETF’s and Mohr Industry Nav ETF’s investments in the SPDR S&P 500 ETF Trust represented 44.59% and 32.66% of the Fund’s net assets, respectively. The financial statements of the SPDR S&P 500 ETF Trust can be found by accessing the fund’s website at http://www.ssga.com.

(8) Subsequent Events

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of March 31, 2024.

Semi-Annual Shareholder Report | 31

Approval of Renewal of Management AgreementMarch 31, 2024 (Unaudited)

Renewal of the Investment Advisory Agreement with Retireful, LLC (Adaptive Core ETF, Mindful Conservative ETF and Mohr Growth ETF)

In connection with the meeting of the Board of Trustees (the “Board”) of Collaborative Investment Series Trust (the “Trust”) held on November 2, 2023 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement between Retireful, LLC d/b/a Mohr Capital Management (“Retireful”) and the Trust, with respect to the Adaptive Core ETF, Mindful Conservative ETF and Mohr Growth ETF (each a “Fund” and collectively, the “Funds”). In considering the renewal of the investment advisory agreement, the Board received materials specifically relating to the investment advisory agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the investment advisory agreement between Retireful and the Trust. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the investment advisory agreement on behalf of the Fund and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the renewal of the investment advisory agreement.

Nature, Extent and Quality of Services. The Board reviewed the business experience of the key personnel servicing the Funds and noted that the firm hired a vice president of investments to provide investment overview and trading. The Board reviewed the services Retireful provided to the Funds, which included selection of investments by evaluating the signals received, placing trades, monitoring best execution, overseeing fair valuations of securities, proxy voting and monitoring compliance with the Funds’ registration statements. The Board noted that Retireful utilized an order management system that provided alerts when trades would potentially be incompliant with the Funds, as well as access reports, as its practice for monitoring compliance of the Funds. The Board discussed that Retireful selected brokers with expertise in trading exchange-traded funds and evaluated the best execution trading by reviewing post-trade reports. The Board noted that Retireful had no material compliance issues, regulatory examinations or material litigation in the past 36 months. The Board concluded that it expected Retireful to continue to provide satisfactory service to the Funds and their shareholders.

Performance.

Adaptive Core ETF. The Board observed that Adaptive Core ETF underperformed its benchmark, the S&P 500 Index, with net returns of -3.37% for the 1-year period ended September 30, 2023. The Board acknowledged Retireful’s report

Semi-Annual Shareholder Report | 32

Approval of Renewal of Management Agreement (continued)March 31, 2024 (Unaudited)

that the Fund experienced low returns in the volatile market but it began to show progress in the last couple weeks of the past 1-year period. The Board remembered that the inception of the Fund occurred in November 2021, so there were no data for the 5-year and 10-year periods. The Board concluded that the Fund’s performance was acceptable.

Mindful Conservative ETF. The Board observed that Mindful Conservative ETF underperformed its benchmark index, the DJ US Moderately Conservative Portfolio Index, over the 1-year period ended September 30, 2023 with net returns of -0.49%. The Board acknowledged Retireful’s report that the Fund experienced low returns in the volatile market but it began to show progress in the last couple weeks of the past 1-year period. The Board remembered that the inception of the Fund occurred in November 2021, so there were no data for the 5-year and 10-year periods. The Board concluded that the Fund’s performance was acceptable.

Mohr Growth ETF. The Board observed that Mohr Growth ETF underperformed its benchmark, the S&P 500 Index, with net returns of -6.01% for the 1-year period ended September 30, 2023. The Board acknowledged Retireful’s report that the Fund experienced low returns in the volatile market but it began to show progress in the last couple weeks of the past 1-year period. The Board remembered that the inception of the Fund occurred in November 2021, so there were no data for the 5-year and 10-year periods. The Board concluded that the Fund’s performance was acceptable.

Fees and Expenses.

Adaptive Core ETF. The Board noted that the advisory fee for the Fund of 0.70% and the net expense ratio of 1.13% was below the peer group average advisory fee of 1.00% and net expense ratio of 1.18%. The Board concluded that the advisory fee was not unreasonable.

Mindful Conservative ETF. The Board noted that the advisory fee for the Fund of 0.70% and the net expense ratio of 1.12% was below the peer group average advisory fee of 0.85% and net expense ratio of 1.79%. The Board concluded that the advisory fee was not unreasonable.

Mohr Growth ETF. The Board noted that the advisory fee for the Fund of 0.70% and the net expense ratio of 1.06% was below the peer group average advisory fee of 0.79% and net expense ratio of 1.20%. The Board concluded that the advisory fee was not unreasonable.

Profitability. The Board discussed that Retireful earned a reasonable profit from its relationship with each of Adaptive Core ETF, Mindful Conservative ETF and Mohr Growth ETF. The Board acknowledged Retireful’s statement that the profits were reasonable given the services provided to the Funds. The Board determined that excessive profitability was not an issue for the Funds at this time.

Semi-Annual Shareholder Report | 33

Approval of Renewal of Management Agreement (continued)March 31, 2024 (Unaudited)

Economies of Scale. The Board considered whether economies of scale would be realized in connection with the services provided to the Funds by Retireful. The Board noted that Retireful did not currently anticipate economies of scale, but that Retireful would continue to monitor each Fund’s asset levels to determine whether economies of scale were appropriate in the future.

Conclusion. Having requested and received such information from Retireful as the Board believed to be reasonably necessary to evaluate the terms of the investment advisory agreement, and as assisted by the advice of independent counsel, the Board determined that the renewal of the investment advisory agreements was in the best interests of the Funds and their future shareholders.

Approval of the Investment Advisory Agreement with Retireful, LLC (Mohr Industry Nav ETF)

In connection with the meeting of the Board of Trustees (the “Board”) of Collaborative Investment Series Trust (the “Trust”) held on August 30, 2023 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement between Retireful, LLC d/b/a Mohr Capital Management (“Retireful”) and the Trust, with respect to the Mohr Industry Nav ETF (the “Fund”). In considering the approval of the investment advisory agreement, the Board received materials specifically relating to the investment advisory agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the approval of the investment advisory agreement between Retireful and the Trust. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the investment advisory agreement on behalf of the Fund and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the approval of the investment advisory agreement.

Nature, Extent and Quality of Services. The Board reviewed the business experience of each of the key persons that would service Mohr Industry Nav ETF and noted its familiarity with Retireful as the adviser to Mohr Growth ETF, Adaptive Core ETF, Mohr Sector NAV ETF and Mindful Conservative ETF, each a series of the Trust. The Board commented that Retireful managed over $271.6 million in assets under management as of June 30, 2023. The Board noted that Retireful, among other things, would be responsible for evaluating the investment signals received on behalf of the Fund, determining the placement of orders and trades, conducting investment oversight, and monitoring compliance with the Fund’s prospectus and SAI. The Board acknowledged

Semi-Annual Shareholder Report | 34

Approval of Renewal of Management Agreement (continued)March 31, 2024 (Unaudited)

that, as practice for monitoring compliance, Retireful would input restrictions into the order management system that provides pre-trade warnings that alert Retireful if a potential trade would be out of compliance with the Fund’s stated objectives and it would access reports that allow it to monitor any issues that arise post trade. The Board noted that Retireful had no material compliance issues in the past 36 months. The Board reviewed Retireful’s policies regarding the selection of broker-dealers for portfolio transactions, which included a brokerage committee conducting quarterly retrospective reviews of the trading performed in the prior quarter and selection of brokers with expertise in trading funds in adherence to its best execution policies and procedures. The Board confirmed that Retireful had not been the subject of any regulatory examinations, material litigation or administrative actions presenting significant issues. The Board noted that Retireful hired a third-party consulting organization that specialized in cybersecurity program management. The Board concluded that Retireful had sufficient quality and depth of personnel and resources to perform its duties under the proposed investment advisory agreement in a manner and at a level that was consistent with the Board’s expectations.

Performance. The Board noted that there was no prior performance for Mohr Industry Nav ETF for the Board to evaluate. The Board recalled its experience with Retireful as adviser to the existing Mohr ETFs and recognized that Retireful had the ability to provide satisfactory returns.

Fees and Expenses.

Mohr Industry Nav ETF. The Board discussed the proposed advisory fee of 0.70% and net expense ratio of 1.05% for the Fund. The Board noted that the advisory fee was lower than average of the Fund’s peer group funds identified by Retireful, and the net expense ratio was higher than its peer group average. The Board noted that the Fund would invest in other ETFs and Retireful’s assertion that the fees paid to Retireful were based on services that were in addition to, rather duplicative of, the services provided by the other investment companies. The Board considered the services to be provided by Retireful as well as the costs of providing such services and, after discussion, the Board concluded that the proposed fees were not unreasonable.

Profitability. The Board discussed that Retireful anticipated to earn a reasonable profit from its relationship with each of Mohr Industry Nav ETF during the first two years. The Board determined that excessive profitability was not an issue for the Fund at this time.

Economies of Scale. The Board considered whether Retireful would realize economies of scale during the initial period of the investment advisory agreement. The Board noted that the proposed fee schedule did not currently provide breakpoints, but that Retireful indicated it was amenable to the

Semi-Annual Shareholder Report | 35

Approval of Renewal of Management Agreement (continued)March 31, 2024 (Unaudited)

discussion of adding breakpoints as the Fund’s assets experienced significant growth. The Board concluded that the absence of breakpoints was acceptable at this time.

Conclusion. Having requested and received such information from Retireful as the Board believed to be reasonably necessary to evaluate the terms of the investment advisory agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the investment advisory agreement was in the best interests of the Fund and its future shareholders.

Semi-Annual Shareholder Report | 36

Additional InformationMarch 31, 2024 (Unaudited)

PORTFOLIO HOLDINGS

The Funds file a complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Form N-PORT filing must be made within 60 days of the end of the quarter. These filings are available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Fund at 1-866-464-6608, free of charge.

PREMIUM/DISCOUNT INFORMATION

The Funds’ website at http://www.mohrfunds.com shows the previous day’s closing NAV and closing market price for the Funds’ ETF Shares. The website also discloses, in the Premium/Discount section, how frequently the Funds’ ETF Shares traded at a premium or discount to NAV (based on closing NAVs and market prices) and the magnitudes of such premiums and discounts.

PROXY VOTING

The Funds’ proxy voting policies, procedures and voting records relating to common stock securities in each Fund’s investment portfolio are available without charge, upon request, by calling the Funds’ toll-free telephone number 1-866-464-6608.  The Funds will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery.

The Funds’ proxy information is also available on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available without charge, upon request by calling 1-866-464-6608 or referring to the SEC’s web site at http://www.sec.gov.

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND ETFS

Beginning in July, 2024, amendments adopted by the SEC will require mutual funds and ETFs to transmit concise and visually-engaging streamlined shareholder reports that will highlight key fund information in a clear and concise format.

Other information, including financial statements, will no longer appear in the shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

Sem-Annual Shareholder Report | 37

PRIVACY NOTICE
COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•Social Security number and wire transfer instructions

•account transactions and transaction history

•investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share

Semi-Annual Shareholder Report | 38

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-866-464-6608

What we do:
How does the Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

•open an account or deposit money

•direct us to buy securities or direct us to sell your securities

•seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•affiliates from using your information to market to you.

•sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Semi-Annual Shareholder Report | 39

March 31, 2024

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. •The Collaborative Investment Series Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control.  They can be financial and non-financial companies.

•The Collaborative Investment Series Trust does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •The Collaborative Investment Series Trust doesn’t jointly market.

Semi-Annual Shareholder Report | 40

This Page Was Left Blank Intentionally

Investment Advisor
Retireful, LLC
120 N. Washington, Suite 300
Lansing, MI 48933

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Custodian and Transfer Agent
Citibank, N.A.
388 Greenwich Street
New York, NY 10048

Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Administrator

Collaborative Fund Services, LLC

500 Damonte Ranch Parkway, Building 700, Unit 700

Reno, NV 89521

Sub-Administrator, Accountant and Dividend Disbursing Agent
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219

This report is provided for the general information of the Funds’ shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Funds.

5/24

Rareview Capital LLC
1980 Festival Plaza Drive, Suite 300
Las Vegas, NV 89135
1-888-783-8637

www.rareviewcapital.com

Semi-Annual
Shareholder Report

Rareview Dynamic Fixed Income ETF (RDFI)

Rareview Tax Advantaged Income ETF (RTAI)

Rareview Systematic Equity ETF (RSEE)

March 31, 2024

TABLE OF CONTENTS

Semi-Annual Shareholder Report | 1

Expense ExamplesMarch 31, 2024 (Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable; and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The expense examples below are based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended March 31, 2024.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Further, the expenses do not include any brokerage commissions on investors’ purchases or redemptions of Fund shares as described in each Fund’s prospectus. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semi-Annual Shareholder Report | 2

Expense Examples (continued)March 31, 2024 (Unaudited)

		Beginning Account Value 10/1/2023	Ending Account Value 3/31/2024	Expenses Paid During Period(a)	Annualized Expense Ratio
Rareview Dynamic Fixed Income ETF	Actual	$1,000.00	$1,154.40	$8.08	1.50%
	Hypothetical	1,000.00	1,017.50	7.57	1.50
Rareview Tax Advantaged Income ETF	Actual	1,000.00	1,195.10	6.86	1.25
	Hypothetical	1,000.00	1,018.75	6.31	1.25
Rareview Systematic Equity ETF	Actual	1,000.00	1,127.70	7.18	1.35
	Hypothetical	1,000.00	1,018.25	6.81	1.35

(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (the number of days in the most recent fiscal half year divided by the number of days in the fiscal year).

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 3

Portfolio of InvestmentsMarch 31, 2024 (Unaudited)

Rareview Dynamic Fixed Income ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Closed-End Funds	82.7
Exchange-Traded Funds	17.2
Purchased Options Contracts	0.1
Total	100.0

Portfolio holdings and allocations are subject to change. As of March 31, 2024, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value ($)
Closed-End Funds — 79.5%
847,866	Aberdeen Asia-Pacific Income Fund, Inc.	2,374,025
149,157	Allspring Income Opportunities	990,402
103,490	BlackRock Income Trust, Inc.	1,231,531
67,914	BlackRock Municipal Income Trust II	737,546
4,433	BlackRock MuniVest Fund, Inc.	31,297
3,212	BlackRock MuniYield Fund, Inc.	35,525
4,258	BlackRock MuniYield Quality Fund III, Inc.	48,797
30,662	First Trust High Yield Opportunities 2027 Term Fund	445,825
153,266	First Trust Intermediate Duration Preferred & Income Fund	2,746,527
126,086	Franklin, Ltd. Duration Income Trust	790,559
51,537	Invesco Municipal Opportunity Trust	501,455
35,146	Invesco Municipal Trust	340,916
58,454	Invesco Quality Municipal Income Trust	565,835
6,276	Invesco Value Municipal Income Trust	75,312
424,611	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	2,016,902
101,111	Nuveen AMT-Free Municipal Credit Income Fund	1,228,499
60,981	Nuveen AMT-Free Quality Municipal Income Fund	675,060
99,205	Nuveen Municipal Credit Income Fund	1,214,269
286,177	Nuveen Preferred & Income Opportunities Fund	2,057,613

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 4

Portfolio of Investments (continued)March 31, 2024 (Unaudited)

Rareview Dynamic Fixed Income ETF

Shares		Fair Value ($)
95,573	Nuveen Quality Municipal Income Fund	1,095,266
39,947	Nuveen Variable Rate Preferred & Income Fund	715,451
114,445	PGIM Global High Yield Fund, Inc.	1,368,762
34,818	PGIM High Yield Bond Fund, Inc.	452,286
52,191	PGIM Short Duration High Yield Opportunities Fund	802,698
75,325	PIMCO Dynamic Income Strategy Fund	1,597,643
282,697	Templeton Emerging Markets Income Fund	1,535,045
291,009	Western Asset Emerging Markets Debt Fund, Inc.	2,796,596
60,869	Western Asset Managed Municipals Fund, Inc.	636,081
		29,107,723
Total Closed-End Funds (Cost $28,378,986)		29,107,723

Exchange-Traded Funds — 16.6%
8,274	DoubleLine Commercial Real Estate ETF	424,057
9,453	iShares iBoxx $ High Yield Corporate Bond ETF	734,782
4,284	iShares iBoxx $ Investment Grade Corporate Bond ETF	466,613
5,037	iShares MBS ETF	465,520
14,564	iShares Preferred and Income Securities ETF	469,398
38,208	SPDR Bloomberg 1-3 Month T-Bill ETF	3,507,494
		6,067,864
Total Exchange-Traded Funds (Cost $6,045,803)		6,067,864

Purchased Options Contracts — 0.1%(a)
Total Purchased Options Contracts (Cost $129,522)		25,650

Total Investments — 96.2% (Cost $34,554,311)		35,201,237
Other Assets in Excess of Liabilities — 3.8%		1,400,062
Net Assets — 100.0%		36,601,299

(a) See Portfolio of Purchased Options Contracts.

AMT — Alternative Minimum Tax

ETF — Exchange-Traded Fund

MBS — Mortgage-Backed Securities

SPDR — Standard & Poor’s Depositary Receipts

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 5

Portfolio of Investments (continued)March 31, 2024 (Unaudited)

Rareview Dynamic Fixed Income ETF

Written Options Contracts

Exchange-traded options on futures contracts written as of March 31, 2024 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(b)	Premiums Received ($)	Strike Price ($)	Expiration Date	Value ($)
3 Month SOFR Options	Call	684	163,733	58,578	95.75	6/14/24	(21,375)
(Total Premiums Received $58,578)							(21,375)

Portfolio of Purchased Options Contracts

Exchange-traded options on futures contracts purchased as of March 31, 2024 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(b)	Strike Price ($)	Expiration Date	Value ($)
3 Month SOFR Options	Call	684	162,878	95.25	6/14/24	25,650
(Total Cost $129,522) – 0.1%						25,650

(b) Notional amount is expressed as the number of contracts multiplied by contract size multiplied by the strike price of the underlying asset.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 6

Portfolio of InvestmentsMarch 31, 2024 (Unaudited)

Rareview Tax Advantaged Income ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Closed-End Funds	99.9
Purchased Options Contracts	0.1
Total	100.0

Portfolio holdings and allocations are subject to change. As of March 31, 2024, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value ($)
Closed-End Funds — 98.9%
146,351	BlackRock Municipal Income Trust II	1,589,372
67,556	BlackRock MuniVest Fund, Inc.	476,945
49,005	BlackRock MuniYield Fund, Inc.	541,995
20,100	BlackRock MuniYield Quality Fund III, Inc.	230,346
87,812	Invesco Municipal Opportunity Trust	854,411
174,075	Invesco Municipal Trust	1,688,527
177,351	Invesco Quality Municipal Income Trust	1,716,758
95,590	Invesco Value Municipal Income Trust	1,147,080
229,763	Nuveen AMT-Free Municipal Credit Income Fund	2,791,620
123,193	Nuveen AMT-Free Quality Municipal Income Fund	1,363,747
233,598	Nuveen Municipal Credit Income Fund	2,859,240
225,832	Nuveen Quality Municipal Income Fund	2,588,035
211,640	Western Asset Managed Municipals Fund, Inc.	2,211,638
		20,059,714
Total Closed-End Funds (Cost $20,219,916)		20,059,714

Purchased Options Contracts — 0.1%(a)
Total Purchased Options Contracts (Cost $74,947)		14,850

Total Investments — 99.0% (Cost $20,294,863)		20,074,564
Other Assets in Excess of Liabilities — 1.0%		206,809
Net Assets — 100.0%		20,281,373

(a) See Portfolio of Purchased Options Contracts.

AMT — Alternative Minimum Tax

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 7

Portfolio of Investments (continued)March 31, 2024 (Unaudited)

Rareview Tax Advantaged Income ETF

Written Options Contracts

Exchange-traded options on futures contracts written as of March 31, 2024 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(b)	Premiums Received ($)	Strike Price ($)	Expiration Date	Value ($)
3 Month SOFR Options	Call	396	94,793	33,953	95.75	6/14/24	(12,375)
(Total Premiums Received $33,953)							(12,375)

Portfolio of Purchased Options Contracts

Exchange-traded options on futures contracts purchased as of March 31, 2024 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(b)	Strike Price ($)	Expiration Date	Value ($)
3 Month SOFR Options	Call	396	94,298	95.25	6/14/24	14,850
(Total Cost $74,947) – 0.1%						14,850

(b) Notional amount is expressed as the number of contracts multiplied by contract size multiplied by the strike price of the underlying asset.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 8

Portfolio of InvestmentsMarch 31, 2024 (Unaudited)

Rareview Systematic Equity ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Domestic Equity Exchange-Traded Funds	89.9
Developed and Emerging Markets Exchange-Traded Funds	10.1
Total	100.0

Portfolio holdings and allocations are subject to change. As of March 31, 2024, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value ($)

Exchange-Traded Funds — 89.5%
3,864	Invesco QQQ Trust Series 1	1,715,655
99,203	SPDR Bloomberg 1-3 Month T-Bill ETF	9,106,835
169,632	Vanguard FTSE Developed Markets ETF	8,510,437
104,555	Vanguard FTSE Emerging Markets ETF	4,367,262
29,268	Vanguard S&P 500 ETF(a)	14,069,129
24,397	Vanguard Small-Cap ETF	5,576,910
		43,346,228
Total Exchange-Traded Funds (Cost $37,750,351)		43,346,228

Total Investments — 89.5% (Cost $37,750,351)		43,346,228
Other Assets in Excess of Liabilities — 10.5%		5,109,612
Net Assets — 100.0%		48,455,840

(a) As of March 31, 2024, investment is 29.03% of the Fund’s net assets. See Note 7 in the Notes to Financial Statements

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

S&P — Standard and Poor’s

SPDR — Standard & Poor’s Depositary Receipts

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 9

Portfolio of Investments (continued)March 31, 2024 (Unaudited)

Rareview Systematic Equity ETF

Futures Contracts

At March 31, 2024, the Fund’s open futures contracts were as follows:

Futures Contracts Purchased

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
E-mini Nasdaq 100 Index Future	4	6/21/24	1,444,669	1,478,000	33,331
E-mini MSCI Emerging Markets Index Future	75	6/21/24	3,934,280	3,933,750	(530)
E-mini Russell 2000 Index Future	46	6/21/24	4,837,114	4,935,570	98,456
E-mini MSCI EAFE Index Future	65	6/21/24	7,586,000	7,660,575	74,575
					205,832

Futures Contracts Sold

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
E-mini S&P 500 Index Future	77	6/21/24	19,993,626	20,437,725	(444,099)
					(444,099)

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 10

Statements of Assets and LiabilitiesMarch 31, 2024 (Unaudited)

	Rareview Dynamic Fixed Income ETF	Rareview Tax Advantaged Income ETF	Rareview Systematic Equity ETF
Assets:
Investments, at value (Cost $34,554,311, $20,294,863, and $37,750,351)	$35,201,237	$20,074,564	$43,346,228
Cash	300,462	87,122	751,796
Deposits at brokers for derivative contracts	1,053,254	90,218	4,398,552
Dividends and interest receivable	157,022	69,467	2,254
Receivable for investments sold	167,382	—	—
Receivable for variation margin on futures contracts	—	—	10,288
Prepaid expenses and other assets	3,689	3,453	4,126
Total Assets	36,883,046	20,324,824	48,513,244
Liabilities:
Payable for investments purchased	209,942	—	—
Written options at value (Premiums received $58,578, $33,953, and $—)	21,375	12,375	—
Accrued expenses:
Advisory	24,470	5,610	32,263
Administration	5,053	2,896	6,200
Custodian	87	16	50
Fund accounting	6,781	7,429	7,288
Legal and audit	12,702	12,617	8,907
Trustee	1,200	628	1,600
Other	137	1,880	1,096
Total Liabilities	281,747	43,451	57,404
Net Assets	$36,601,299	$20,281,373	$48,455,840
Net Assets consist of:
Paid-in Capital	$46,586,207	$25,081,552	$43,935,609
Total Distributable Earnings (Loss)	(9,984,908)	(4,800,179)	4,520,231
Net Assets	$36,601,299	$20,281,373	$48,455,840
Net Assets:	$36,601,299	$20,281,373	$48,455,840
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	1,570,000	955,000	1,745,000
Net Asset Value (offering and redemption price per share):	$23.31	$21.24	$27.77

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 11

Statements of OperationsFor the Period Ended March 31, 2024 (Unaudited)

	Rareview Dynamic Fixed Income ETF	Rareview Tax Advantaged Income ETF	Rareview Systematic Equity ETF
Investment Income:
Dividend income	$1,459,141	$496,857	$489,590
Interest income	30,621	2,930	68,951
Total Investment Income	1,489,762	499,787	558,541
Expenses:
Advisory	177,857	73,402	211,228
Administration	31,171	16,638	32,644
Compliance services	4,500	4,500	4,500
Custodian	1,581	326	781
Fund accounting	42,793	42,961	39,442
Legal and audit	14,279	14,316	13,460
Printing	5,250	2,228	2,372
Treasurer	1,350	1,050	1,350
Trustee	2,400	1,428	3,200
Other	7,172	6,677	7,431
Total Expenses before fee reductions	288,353	163,526	316,408
Expenses contractually waived and/or reimbursed by the Advisor	(13,690)	(41,308)	(56,980)
Total Net Expenses	274,663	122,218	259,428
Net Investment Income (Loss)	1,215,099	377,569	299,113
Realized and Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions	(1,187,533)	(453,258)	(39,748)
Net realized gains (losses) from in-kind transactions	230,555	(71,488)	305,975
Net realized gains (losses) from futures transactions	(71,875)	(25,986)	(165,386)
Net realized gains (losses) from written options transactions	(195,971)	—	—
Change in unrealized appreciation (depreciation) on investments	5,255,639	3,553,119	4,152,144
Change in unrealized appreciation (depreciation) on futures	3,614	—	378,304
Change in unrealized appreciation (depreciation) on written options	37,203	21,578	—
Net Realized and Unrealized Gains (Losses) from Investments:	4,071,632	3,023,965	4,631,289
Change in Net Assets Resulting From Operations	$5,286,731	$3,401,534	$4,930,402

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 12

Statements of Changes in Net Assets

	Rareview Dynamic Fixed Income ETF		Rareview Tax Advantaged Income ETF
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
From Investment Activities:
Operations:
Net investment income (loss)	$1,215,099	$1,928,917	$377,569	$646,886
Net realized gains (losses) from investment, foreign currency, in-kind, futures and written options transactions	(1,224,824)	(2,848,279)	(550,732)	(1,542,197)
Change in unrealized appreciation (depreciation) on investments, futures and written options	5,296,456	2,199,263	3,574,697	(61,603)
Change in net assets resulting from operations	5,286,731	1,279,901	3,401,534	(956,914)
Distributions to Shareholders From:
Earnings	(1,547,064)	(2,448,562)	(365,765)	(643,292)
Return of Capital	—	(233,868)	—	—
Change in net assets from distributions	(1,547,064)	(2,682,430)	(365,765)	(643,292)
Capital Transactions:
Proceeds from shares issued	1,839,336	6,325,740	—	5,914,412 (a)
Cost of shares redeemed	(5,426,471)	(7,407,949)	(1,678,581)	(1,121,313)
Change in net assets from capital transactions	(3,587,135)	(1,082,209)	(1,678,581)	4,793,099
Change in net assets	152,532	(2,484,738)	1,357,188	3,192,893
Net Assets:
Beginning of period	36,448,767	38,933,505	18,924,185	15,731,292
End of period	$36,601,299	$36,448,767	$20,281,373	$18,924,185
Share Transactions:
Issued	80,000	285,000	—	300,000
Redeemed	(240,000)	(330,000)	(90,000)	(55,000)
Change in shares	(160,000)	(45,000)	(90,000)	245,000

(a) Includes variable transaction fees of $929 for the year ended September 30, 2023. See Note 5 in Notes to Financial Statements.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 13

Statements of Changes in Net Assets (continued)

	Rareview Systematic Equity ETF
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
From Investment Activities:
Operations:
Net investment income (loss)	$299,113	$306,837
Net realized gains (losses) from investment, in-kind and futures transactions	100,841	820,100
Change in unrealized appreciation (depreciation) on investments and futures	4,530,448	37,386
Change in net assets resulting from operations	4,930,402	1,164,323
Distributions to Shareholders From:
Earnings	(207,362)	(759,704)
Change in net assets from distributions	(207,362)	(759,704)
Capital Transactions:
Proceeds from shares issued	12,055,975	22,717,021
Cost of shares redeemed	(2,868,111)	(13,728,441)
Change in net assets from capital transactions	9,187,864	8,988,580
Change in net assets	13,910,904	9,393,199
Net Assets:
Beginning of period	34,544,936	25,151,737
End of period	$48,455,840	$34,544,936
Share Transactions:
Issued	460,000	920,000
Redeemed	(110,000)	(550,000)
Change in shares	350,000	370,000

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 14

Financial Highlights

Rareview Dynamic Fixed Income ETF	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	October 20, 2020(a) through September 30, 2021
Net Asset Value, Beginning of Period	$21.07	$21.93	$29.46	$25.00

Net Investment Income (Loss)	0.73 (b)	1.06 (b)	0.93 (b)	1.21
Net Realized and Unrealized Gains (Losses) on Investments	2.44	(0.44)	(6.54)	4.32
Total from Investment Activities	3.17	0.62	(5.61)	5.53

Distributions from Net Investment Income	(0.93)	(1.35)	(1.26)	(1.07)
Distributions from Net Realized Gains on Investments	—	—	(0.65)	—
Return of Capital	—	(0.13)	(0.01)	—
Total Distributions	(0.93)	(1.48)	(1.92)	(1.07)

Net Asset Value, End of Period	$23.31	$21.07	$21.93	$29.46
Net Assets at End of Period (000’s)	$36,601	$36,449	$38,934	$67,764

Total Return at NAV(c)(d)	15.44%	2.59%	(20.10)%	22.35%
Total Return at Market(d)(e)	15.18%	2.65%	(20.16)%	22.63%

Ratio of Net Expenses to Average Net Assets(f)(g)	1.50%	1.50%	1.47%	1.50%
Ratio of Gross Expenses to Average Net Assets(f)(g)(h)	1.57%	1.52%	1.38%	1.70%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)(i)	6.64%	4.75%	3.57%	5.11%
Portfolio Turnover(d)(j)	103%	128%	132%	74%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Not annualized for periods less than one year.

(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(f) Annualized for periods less than one year.

(g) Excludes expenses of the investment companies in which the Fund invests.

(h) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(i) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(j) Excludes the impact of in-kind transactions.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 15

Financial Highlights (continued)

Rareview Tax Advantaged Income ETF	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023		Year Ended September 30, 2022	October 20, 2020(a) through September 30, 2021
Net Asset Value, Beginning of Period	$18.11	$19.66		$27.93	$25.00

Net Investment Income (Loss)	0.39 (b)	0.65	(b)	0.78 (b)	0.72
Net Realized and Unrealized Gains (Losses) on Investments	3.11	(1.54)		(7.72)	2.88
Total from Investment Activities	3.50	(0.89)		(6.94)	3.60

Distributions from Net Investment Income	(0.37)	(0.66)		(0.76)	(0.67)
Distributions from Net Realized Gains on Investments	—	—		(0.57)	—
Total Distributions	(0.37)	(0.66)		(1.33)	(0.67)

Capital Share Transaction Fees (See Note 5 in Notes to Financial Statements)	—	0.00	(c)	—	—

Net Asset Value, End of Period	$21.24	$18.11		$19.66	$27.93
Net Assets at End of Period (000’s)	$20,281	$18,924		$15,731	$19,552

Total Return at NAV(d)(e)	19.51%	(4.84)%		(25.86)%	14.49%
Total Return at Market(e)(f)	18.74%	(4.47)%		(26.20)%	14.81%

Ratio of Net Expenses to Average Net Assets(g)(h)	1.25%	1.25%		1.25%	1.25%
Ratio of Gross Expenses to Average Net Assets(g)(h)(i)	1.67%	1.64%		1.51%	2.03%
Ratio of Net Investment Income (Loss) to Average Net Assets(g)(j)	3.86%	3.23%		3.20%	2.94%
Portfolio Turnover(e)(k)	27%	31	%(l)	65%	78%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Less than $0.005.

(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e) Not annualized for periods less than one year.

(f) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(g) Annualized for periods less than one year.

(h) Excludes expenses of the investment companies in which the Fund invests.

(i) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(j) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(k) Excludes the impact of in-kind transactions.

(l) Portfolio Turnover decreased significantly this year as the variance of municipal bond closed-end funds discount-to-NAV and yield differentials were very low, so therefore tactical rotation for discount-to-NAV capture was less opportunistic during the period.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 16

Financial Highlights (continued)

Rareview Systematic Equity ETF	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	January 20, 2022(a) through September 30, 2022
Net Asset Value, Beginning of Period	$24.76	$24.54	$25.00

Net Investment Income (Loss)(b)	0.20	0.21	0.11
Net Realized and Unrealized Gains (Losses) on Investments(c)	2.96	0.55	(0.57)
Total from Investment Activities	3.16	0.76	(0.46)

Distributions from Net Investment Income	(0.15)	(0.12)	—
Distributions from Net Realized Gains on Investments	—	(0.42)	—
Total Distributions	(0.15)	(0.54)	—

Net Asset Value, End of Period	$27.77	$24.76	$24.54
Net Assets at End of Period (000’s)	$48,456	$34,545	$25,152

Total Return at NAV(d)(e)	12.77%	3.20%	(1.85)%
Total Return at Market(e)(f)	12.95%	3.14%	(1.80)%

Ratio of Net Expenses to Average Net Assets(g)(h)	1.35%	1.23%	0.97	%(i)
Ratio of Gross Expenses to Average Net Assets(g)(h)(j)	1.65%	1.51%	1.69	%(k)
Ratio of Net Investment Income (Loss) to Average Net Assets(g)(l)	1.56%	0.82%	0.66%
Portfolio Turnover(e)(m)	36%	124%	237%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Realized and unrealized gains per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e) Not annualized for periods less than one year.

(f) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(g) Annualized for periods less than one year.

(h) Excludes expenses of the investment companies in which the Fund invests.

(i) The ratio of net expenses to average net assets would have been 0.98% had certain expenses not been voluntarily waived for the period ended September 30, 2022.

(j) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(k) The ratio of gross expenses to average net assets would have been 1.70% had certain expenses not been voluntarily waived for the period ended September 30, 2022.

(l) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(m) Excludes the impact of in-kind transactions.

Semi-Annual Shareholder Report | 17

Notes to Financial StatementsMarch 31, 2024 (Unaudited)

(1) Organization

Collaborative Investment Series Trust (the “Trust”) was organized on July 26, 2017 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of several funds and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The accompanying financial statements are those of the Rareview Dynamic Fixed Income ETF, Rareview Tax Advantaged Income ETF, and Rareview Systematic Equity ETF (each a “Fund” and collectively, the “Funds”). The Funds are diversified actively-managed exchange-traded funds. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies, and strategies. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. The Rareview Systematic Equity ETF is a commodity pool under the U.S. Commodity Exchange Act and its advisor, Rareview Capital, LLC, is registered as a commodity pool operator with the Commodity Futures Trading Commission.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, currently 10,000 Shares, called Creation Units (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Foreside Fund Services, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds.

Semi-Annual Shareholder Report | 18

Notes to Financial Statements (continued)March 31, 2024 (Unaudited)

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including Accounting Standards Update 2013-08. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures adopted by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. If market quotations are not readily available, securities will be valued at their fair market as determined using the fair value procedures approved by the Board. The Board has delegated the execution of these procedures to the advisor as fair value designee. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust uses a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical assets that the Funds have the ability to access.

• Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 - Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments).

Semi-Annual Shareholder Report | 19

Notes to Financial Statements (continued)March 31, 2024 (Unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Shares of closed-end funds, unlike those of open-end investment companies, are not redeemable by the Funds on a daily basis. A closed-end fund’s value increases or decreases due to various factors, including, but not limited to, general market conditions, the market’s confidence in the closed-end fund advisor’s ability to generate desired investment returns, and investor confidence in the closed-end fund’s underlying assets. A closed-end fund’s shares that are traded on an exchange may be bought or sold at a market price that is lower or higher than the per-share value of the closed-end fund’s underlying assets; when this occurs, the shares are considered to be traded at a discount or premium, respectively. Common stocks, closed-end funds and exchange-traded funds (“ETFs”) traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Exchange-traded futures contracts are valued at their settlement price on the exchange on which they are traded and are typically categorized as Level 1 in the fair value hierarchy. Exchange-traded options contracts are valued at the closing price or last sale price on the primary instrument for that option as recorded by an approved pricing service and are typically categorized as Level 1 in the fair value hierarchy. If an option is not traded on the valuation date, exchange-traded options are valued at the composite price. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Fixed income securities, including those with a remaining maturity of 60 days or less, are generally categorized as Level 2 securities in the fair value hierarchy.

Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices are used since they are the most representative of the daily trading activity. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the “official close” or the “official closing price” or other similar term) will be considered the most recent sale price. Securities not traded on a particular day are valued at the mean between the last reported bid and asked quotes or the last sale price where appropriate; otherwise, fair value will be determined in accordance with fair value procedures approved by the Board.

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities at the close of each business day. Purchases and sales of securities and income and

Semi-Annual Shareholder Report | 20

Notes to Financial Statements (continued)March 31, 2024 (Unaudited)

expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds did not hold any Level 3 investments as of March 31, 2024.

The following table provides the fair value measurement as of March 31, 2024, while the breakdown, by category, of investments is disclosed in the Portfolio of Investments for the Fund:

	Level 1	Total Investments
Rareview Dynamic Fixed Income ETF
Closed-End Funds	$29,107,723	$29,107,723
Exchange-Traded Funds	6,067,864	6,067,864
Purchased Options Contracts	25,650	25,650
Total Investments	$35,201,237	$35,201,237
Other Financial Instruments(a)
Liabilities
Written Options Contracts	(21,375)	(21,375)
Total Other Financial Instruments	$(21,375)	$(21,375)

Rareview Tax Advantaged Income ETF
Closed-End Funds	20,059,714	20,059,714
Purchased Options Contracts	14,850	14,850
Total Investments	$20,074,564	$20,074,564
Other Financial Instruments(a)
Liabilities
Written Options Contracts	(12,375)	(12,375)
Total Other Financial Instruments	$(12,375)	$(12,375)

Rareview Systematic Equity ETF
Exchange-Traded Funds	43,346,228	43,346,228
Total Investments	$43,346,228	$43,346,228
Other Financial Instruments(a)
Assets
Futures Contracts	206,362	206,362
Liabilities
Futures Contracts	(444,629)	(444,629)
Total Other Financial Instruments	$(238,267)	$(238,267)

(a) Other financial instruments include derivative instruments, such as futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument and written options, which are valued at fair value.

Semi-Annual Shareholder Report | 21

Notes to Financial Statements (continued)March 31, 2024 (Unaudited)

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends and dividend expense, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by the Funds is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which they invest.

The Funds may own shares of ETFs that may invest in real estate investments trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the ETF.

C. Cash

Idle cash may be swept into various interest-bearing overnight demand deposits and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed the United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders

Distributions are recorded on the ex-dividend date. Rareview Dynamic Fixed Income ETF and Rareview Tax Advantaged Income intend to distribute to their shareholders net investment income, if any, at least monthly. Rareview Systematic Equity ETF intends to distribute to its shareholders net investment income, if any, at least semi-annually. The Funds intend to distribute to their shareholders any net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

In addition, the Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid

Semi-Annual Shareholder Report | 22

Notes to Financial Statements (continued)March 31, 2024 (Unaudited)

deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share.

E. Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

F. Short Sales

The Funds may engage in short sales against the box (i.e., where the Funds own or have an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of their portfolio securities. In a short sale, the Funds sell a borrowed security and have a corresponding obligation to the lender to return the identical security. The Funds may also incur dividend and interest expense on securities sold short. When the Funds engage in a short sale, the Funds record a liability for securities sold short and record an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Funds also may be required to pay a premium, which would increase the cost of the security sold. There were no open short positions as of March 31, 2024.

G. Derivative Instruments:

All open derivative positions at period end are reflected on each Fund’s Portfolio of Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Futures Contracts:

The Funds may enter into futures contracts for the purpose of hedging existing portfolio securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing market interest conditions. Upon entering into futures contracts, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of

Semi-Annual Shareholder Report | 23

Notes to Financial Statements (continued)March 31, 2024 (Unaudited)

the amounts reflected on the Statements of Assets and Liabilities as variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The gross notional amount of futures contracts outstanding as of March 31, 2024 and the monthly average notional amount for these contracts for the period ended March 31, 2024 were as follows:

	Outstanding Notional Amount		Monthly Average Notional Amount
Futures Contracts:	Long	Short	Long	Short
Rareview Dynamic Fixed Income ETF	$—	$—	$18,199,311	$18,385,189
Rareview Tax Advantaged Income ETF	—	—	7,343,574	7,418,577
Rareview Systematic Equity ETF	17,802,063	19,993,626	16,468,677	12,324,004

Options Contracts:

Purchased Options – The Funds pay a premium which is included in “Investments, at value” on the Statements of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options – The Funds receive a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. As of March 31, 2024, the Funds hold deposits at brokers for written options collateral, which is reported on the Statements of Assets and Liabilities.

Semi-Annual Shareholder Report | 24

Notes to Financial Statements (continued)March 31, 2024 (Unaudited)

The gross notional amount of purchased and written options outstanding as of March 31, 2024, and the monthly average notional amount for these contracts for the period ended March 31, 2024 were as follows:

	Outstanding Notional Amount (000)	Monthly Average Notional Amount (000)
Purchased Options:
Rareview Dynamic Fixed Income ETF	$162,878	$198,265
Rareview Tax Advantaged Income ETF	94,298	31,433
Written Options:
Rareview Dynamic Fixed Income ETF	163,733	198,550
Rareview Tax Advantaged Income ETF	94,793	31,598

Summary of Derivative Instruments:

The following is a summary of the fair value of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of March 31, 2024:

	Assets		Liabilities
	Investments, at Value for Purchased Options	Unrealized Appreciation on Futures Contracts(a)	Written Options, at Value	Unrealized Depreciation on Futures Contracts(a)
Equity Risk Exposure:
Rareview Systematic Equity ETF	$—	$206,362	$—	$444,629
Interest Rate Risk Exposure:
Rareview Dynamic Fixed Income ETF	25,650	—	21,375	—
Rareview Tax Advantaged Income ETF	14,850	—	12,375	—

(a) For futures contracts, the amounts represent their cumulative appreciation (depreciation) as reported on the Portfolios of Investments. Only the current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities as variation margin on futures contracts.

Semi-Annual Shareholder Report | 25

Notes to Financial Statements (continued)March 31, 2024 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the period ended March 31, 2024:

	Net Realized Gains (Losses) from			Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
	Futures Contracts	Purchased Options(a)	Written Options	Futures Contracts	Purchased Options(b)	Written Options
Currency Risk Exposure:
Rareview Dynamic Fixed Income ETF	$(16,708)	$—	$—	$3,614	$—	$—
Equity Risk Exposure:
Rareview Systematic Equity ETF	(165,386)	—	—	378,304	—	—
Interest Rate Risk Exposure:
Rareview Dynamic Fixed Income ETF	(55,167)	282,829	(195,971)	—	(103,872)	37,203
Rareview Tax Advantaged Income ETF	(25,986)	—	—	—	(60,097)	21,578

(a) These are included with realized gains (losses) from investment transactions on the Statements of Operations.

(b) These are included with change in unrealized appreciation (depreciation) on investments on the Statements of Operations.

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Rareview Capital, LLC (the “Advisor”), serves as the Funds’ investment advisor pursuant to investment advisory agreements. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. Each Fund pays the Advisor a management fee, based on a percentage of its average daily net assets, calculated daily and paid monthly.

Management Fee Rate
Rareview Dynamic Fixed Income ETF	0.97%
Rareview Tax Advantaged Income ETF	0.75%
Rareview Systematic Equity ETF	1.10%

GST Management LLC, (“GST”) serves as subadvisor for Rareview Systematic Equity ETF and is paid for its services directly by the Advisor, not the Fund. GST is paid 40% of the net management fees.

Semi-Annual Shareholder Report | 26

Notes to Financial Statements (continued)March 31, 2024 (Unaudited)

In addition, the Advisor has contractually agreed to waive a portion or all of its management fees and/or reimburse each Fund’s expenses (excluding front-end or contingent deferred loads, Rule 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage/borrowing interest, interest expense, dividends on securities sold short, brokerage or other transactional expenses and extraordinary expenses) in order to limit the Total Annual Operating Expenses after fee waivers and/or expense reimbursements to a specific percentage of each Fund’s average daily net assets (the “Expense Cap”).

Expense Cap
Rareview Dynamic Fixed Income ETF	1.50%
Rareview Tax Advantaged Income ETF	1.25%
Rareview Systematic Equity ETF	1.35%

Each Expense Cap will remain in effect through at least January 31, 2025. The Expense Cap may be terminated earlier only upon approval by the Board, on 60 days’ written notice to the Advisor. More information about each Fund’s fee waiver and Expense Cap agreements is available in the “Management” section of each Fund’s prospectus.

The Advisor may request recoupment of previously waived fees and reimbursed Fund expenses from the applicable Fund for three years from the date they were waived or reimbursed, provided that after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement; or (ii) in effect at the time of recoupment.

As of March 31, 2024, the Advisor may recoup amounts from the Funds as follows:

	Waived/ Reimbursed FY 2021 Expires 09/30/2024	Waived/ Reimbursed FY 2022 Expires 09/30/2025	Waived/ Reimbursed FY 2023 Expires 09/30/2026	Waived/ Reimbursed FY 2024 Expires 09/30/2027	Total
Rareview Dynamic Fixed Income ETF	$—	$—	$6,178	$13,690	$19,868
Rareview Tax Advantaged Income ETF	69,755	51,481	78,585	41,308	241,129
Rareview Systematic Equity ETF	—	71,992	102,421	56,980	231,393

B. Administration, Custodian, Transfer Agent and Accounting Fees

Citi Fund Services Ohio, Inc. (“Citi”) serves as the sub-administrator, fund accountant, and dividend disbursing agent for the Funds pursuant to a Services Agreement. Citibank, N.A. serves as the custodian and transfer agent of the Funds pursuant to a Global Custodial and Agency Services Agreement.

Semi-Annual Shareholder Report | 27

Notes to Financial Statements (continued)March 31, 2024 (Unaudited)

Collaborative Fund Services LLC (“CFS”) serves as the administrator for the Funds and provides the Funds with various services. For these services, the Funds pays CFS an administrative fee that is the greater of an annual minimum fee or an asset-based fee, which scales downward based upon net assets.

C. Distribution and Shareholder Services Fees

Foreside Fund Services, LLC is the principal underwriter and distributor for the Funds’ Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor.

D. Compliance Services

Beacon Compliance Consulting provides compliance services to the Trust and receives a monthly fee paid by the Funds for these services.

E. Treasurer Fees

The Treasurer of the Trust receives a fee that is calculated monthly using each Fund’s net assets at month-end and is paid by the Funds on a quarterly basis as previously approved by the Board. During the period ended March 31, 2024, the Funds paid a total of $3,750 to the Treasurer.

F. General

Certain trustees and officers of the Trust are officers, directors and/or trustees of the above companies and, except for the Treasurer, receive no compensation from the Funds for their services.

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended March 31, 2024 were as follows:

	Purchases	Sales
Rareview Dynamic Fixed Income ETF	$39,450,383	$35,320,080
Rareview Tax Advantaged Income ETF	5,209,926	5,251,605
Rareview Systematic Equity ETF	18,043,821	11,855,838

Purchases and sales of in-kind transactions for the period ended March 31, 2024 were as follows:

	Purchases	Sales
Rareview Dynamic Fixed Income ETF	$1,769,232	$5,478,275
Rareview Tax Advantaged Income ETF	—	1,658,054
Rareview Systematic Equity ETF	10,573,474	2,448,683

Semi-Annual Shareholder Report | 28

Notes to Financial Statements (continued)March 31, 2024 (Unaudited)

(5) Capital Share Transactions

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, Shares of each Fund are not redeemable. Transactions in Shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The transaction fees for each Fund are listed below:

	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases(a)
Rareview Dynamic Fixed Income ETF	$250	2.00%
Rareview Tax Advantaged Income ETF	250	2.00%
Rareview Systematic ETF	250	2.00%

(a) As a percentage of the amount invested.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable on the Statements of Assets and Liabilities.

As of March 31, 2024, there were no unsettled in-kind capital transactions.

(6) Investment Risks

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in the Fund if the prices of the securities owned by the Fund decline. In addition, the Fund may be subject to the following risks: (1) the market price of the Fund’s shares may trade above or below its NAV; (2) an active trading market for the Fund’s shares may not develop or be maintained; or (3) trading of the Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Semi-Annual Shareholder Report | 29

Notes to Financial Statements (continued)March 31, 2024 (Unaudited)

Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Additional investment risks are outlined in the Funds’ prospectus.

(7) Concentration of Investments

As of March 31, 2024, the Rareview Systematic Equity ETF’s investment in Vanguard S&P 500 ETF represented 29.03% of the Fund’s net assets. The financial statements of the Vanguard S&P 500 ETF can be found by accessing the fund’s website at http://www.vanguard.com.

(8) Subsequent Events

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of March 31, 2024.

Semi-Annual Shareholder Report | 30

Additional InformationMarch 31, 2024 (Unaudited)

PORTFOLIO HOLDINGS

The Funds file a complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Form N-PORT filing must be made within 60 days of the end of the quarter. These filings are available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Funds at 1-888-783-8637, free of charge.

PREMIUM/DISCOUNT INFORMATION

The Funds’ website at http://www.rareviewcapital.com shows the previous day’s closing NAV and closing market price for the Funds’ ETF Shares. The website also discloses, in the Premium/Discount section, how frequently the Funds’ ETF Shares traded at a premium or discount to NAV (based on closing NAVs and market prices) and the magnitudes of such premiums and discounts.

PROXY VOTING

The Funds’ proxy voting policies, procedures and voting records relating to common stock securities in the Funds’ investment portfolio are available without charge, upon request, by calling the Funds’ toll-free telephone number 1-888-783-8637. The Funds will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery.

The Funds’ proxy information is also available on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available without charge, upon request by calling 1-888-783-8637 or referring to the SEC’s web site at http://www.sec.gov.

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND ETFS

Beginning in July, 2024, amendments adopted by the SEC will require mutual funds and ETFs to transmit concise and visually-engaging streamlined shareholder reports that will highlight key fund information in a clear and concise format.

Other information, including financial statements, will no longer appear in the shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

Semi-Annual Shareholder Report | 31

Additional Information (continued)March 31, 2024 (Unaudited)

The Trust’ s Liquidity Risk Management Program Committee (the “Committee”) reviewed each Fund’s investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Semi-Annual Shareholder Report | 32

PRIVACY NOTICE
COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•Social Security number and wire transfer instructions

•account transactions and transaction history

•investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share

Sem-Annual Shareholder Report | 33

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-888-783-8637

What we do:
How does the Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

•open an account or deposit money

•direct us to buy securities or direct us to sell your securities

•seek advice about your investments

We also collect your personal information from others, such as affiliates or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•affiliates from using your information to market to you.

•sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Semi-Annual Shareholder Report | 34

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. •The Collaborative Investment Series Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control.  They can be financial and non-financial companies.

•The Collaborative Investment Series Trust does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •The Collaborative Investment Series Trust doesn’t jointly market.

Semi-Annual Shareholder Report | 35

This Page Was Left Blank Intentionally

Semi-Annual Shareholder Report | 36

This Page Was Left Blank Intentionally

Investment Advisor

Rareview Capital LLC

1980 Festival Plaza Drive, Suite 300

Las Vegas, NV 89135

Investment Subadvisor

Rareview Systematic Equity ETF
GST Management, LLC

9 East 96th Street, 9B

New York, NY 10128

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Custodian and Transfer Agent

Citibank, N.A.

388 Greenwich Street

New York, NY 10048

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, WI 53202

Administrator

Collaborative Fund Services, LLC

500 Damonte Ranch Parkway, Building 700, Unit 700

Reno, NV 89521

Sub-Administrator, Accountant and Dividend Disbursing Agent

Citi Fund Services Ohio, Inc.

4400 Easton Commons, Suite 200

Columbus, OH 43219

This report is provided for the general information of the Funds’ shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Funds.

5/24

Tuttle Capital Management, LLC
155 Lockwood Rd.
Riverside, CT 06878
1-866-904-0406

www.spcxetf.com

Semi-Annual
Shareholder Report

The SPAC and New Issue ETF (SPCX)

March 31, 2024

TABLE OF CONTENTS

Semi-Annual Shareholder Report | 1

Expense ExamplesMarch 31, 2024 (Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable; and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The expense examples below are based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended March 31, 2024.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Further, the expenses do not include any brokerage commissions on investors’ purchases or redemptions of Fund shares as described in the Fund’s prospectus. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 10/1/2023	Ending Account Value 3/31/2024	Expenses Paid During Period(a)	Annualized Expense Ratio
The SPAC and New Issue ETF	Actual	$1,000.00	$1,020.90	$6.87	1.36%
	Hypothetical	1,000.00	1,018.20	6.86	1.36

Semi-Annual Shareholder Report | 2

Expense Examples (continued)March 31, 2024 (Unaudited)

(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (the number of days in the most recent fiscal half year divided by the number of days in the fiscal year).

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 3

Portfolio of InvestmentsMarch 31, 2024 (Unaudited)

The SPAC and New Issue ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Communication Services	0.1
Consumer Discretionary	0.0(a)
Financials	85.8
Health Care	0.0(a)
Exchange-Traded Funds	11.9
Private Investments	1.0
Rights	0.1
Warrants	1.1
Total	100.0

Portfolio holdings and allocations are subject to change. As of March 31, 2024, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares/Units		Fair Value ($)
Common Stocks — 83.8%
Communication Services — 0.1%
6,902	TruGolf Holdings, Inc., Class A(b)	8,835
		8,835
Consumer Discretionary — 0.0%(a)
2,813	Allego NV(b)	4,079
2,111	ECD Automotive Design, Inc.(b)	1,984
		6,063
Financials — 83.7%
54,069	A SPAC II Acquisition Corp.(b)	640,717
74,315	Acropolis Infrastructure Escrow(b)	—
44,897	Aura FAT Projects Acquisition Corp., Class A(b)	500,153
30,000	Bleuacacia, Ltd., Class A(b)	321,000
20,000	Blockchain Coinvestors Acquisition Corp. I, Class A(b)	221,800
11,386	Clean Energy Special Situations Corp.(b)	125,588
30,000	Colombier Acquisition Corp. II, Class A(b)	308,100
20,000	Compass Digital Acquisition Corp.(b)	214,000
45,714	Concord Acquisition Corp. II, Class A(b)	480,683
50,000	ESH Acquisition Corp., Class A(b)	518,500
15,000	Fintech Ecosystem Development Corp., Class A(b)	165,000

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 4

Portfolio of Investments (continued)March 31, 2024 (Unaudited)

The SPAC and New Issue ETF

Shares/Units		Fair Value ($)
Financials — 83.7% (continued)
30,000	Focus Impact BH3 Acquisition Co.(b)	314,100
30,000	Four Leaf Acquisition Corp., Class A(b)	323,100
30,000	FTAC Emerald Acquisition Corp., Class A(b)	315,300
20,000	Haymaker Acquisition Corp. 4(b)	208,400
40,000	Healthcare AI Acquisition Corp., Class A(b)	441,600
30,000	Hennessy Capital Investment Corp. VI, Class A(b)	312,600
30,000	Hudson Acquisition I Corp.(b)	317,400
35,000	Israel Acquisitions Corp., Class A(b)	381,500
4,500	Keen Vision Acquisition Corp.(b)	47,160
40,000	Metal Sky Star Acquisition Corp.(b)	443,200
30,000	Onyx Acquisition Co. I, Class A(b)	333,900
30,000	Osiris Acquisition Corp., Class A(b)	318,000
30,000	Perception Capital Corp. III, Class A(b)	320,700
27,000	Plum Acquisition Corp. I(b)	299,430
17,000	PowerUp Acquisition Corp., Class A(b)	187,510
30,000	Roth CH Acquisition V Co.(b)	327,000
40,000	SilverBox Corp. III, Class A(b)	419,200
15,000	Spark I Acquisition Corp.(b)	155,250
60,000	Spree Acquisition Corp. 1, Ltd.(b)(c)(d)	654,600
27,640	Thunder Bridge Capital Partners IV, Inc., Class A(b)	283,310
67,033	TortoiseEcofin Acquisition Corp. III, Class A(b)	721,945
14,885	Valuence Merger Corp. I, Class A(b)	169,094
		10,789,840
Health Care — 0.0%(a)
4,000	DIH Holdings U.S., Inc.(b)	4,400
		4,400
Total Common Stocks (Cost $10,420,778)		10,809,138

Exchange-Traded Fund — 11.6%
30,000	U.S. Treasury 3 Month Bill ETF	1,500,900
		1,500,900
Total Exchange-Traded Fund (Cost $1,501,242)		$1,500,900

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 5

Portfolio of Investments (continued)March 31, 2024 (Unaudited)

The SPAC and New Issue ETF

Shares/Units		Fair Value ($)
Private Investments — 1.0%
59,668	Clean Energy Special Situations Corp. - Founder Shares(b)(c)(d)	94,693
19,889	Clean Energy Special Situations Corp. - Private Placement Units(b)(c)(d)(e)	31,564
		126,257
Total Private Investments (Cost $198,894)		126,257

Rights — 0.1%
32,020	A SPAC II Acquisition Corp., 01/02/2026(b)	1,953
11,386	Clean Energy Special Situations Corp., 01/01/2025(b)	—
35,000	ESH Acquisition Corp.,12/31/2024(b)	2,835
42,948	International Media Acquisition Corp.(b)	2,147
10,528	Keyarch Acquisition Corp.(b)	2,629
26,370	NorthView Acquisition Corp.,12/31/2026(b)	3,956
		13,520
Total Rights (Cost $825)		13,520

Warrants — 1.1%
16,010	A SPAC II Acquisition Corp., 05/03/2027(b)	175
29,698	Aeries Technology, Inc., 10/20/2026(b)	1,491
12,221	Alpha Tau Medical, Ltd., 03/07/2027(b)	3,055
5,428	Alvotech SA, 06/15/2027(b)	17,912
15,030	Athena Technology Acquisition Corp. II, 10/17/2028(b)	454
50,000	Aura FAT Projects Acquisition Corp., 06/02/2027(b)	650
8,538	BigBear.ai Holdings, Inc., 12/31/2028(b)	2,862
70,160	Clean Energy Special Situations Corp., 04/12/2026(b)	1,754
40,000	DIH Holdings U.S., Inc., 02/07/2028(b)	1,200
16,893	ECD Automotive Design, Inc., 12/08/2027(b)	422
47,224	Fathom Digital Manufacturing C, 12/23/2026(b)	519
42,500	Freightos, Ltd., 01/23/2028(b)	3,698
7,095	Golden Arrow Merger Corp., 07/31/2026(b)	1,349

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 6

Portfolio of Investments (continued)March 31, 2024 (Unaudited)

The SPAC and New Issue ETF

Shares/Units		Fair Value ($)
Warrants — 1.1% (continued)
13,561	Hyzon Motors, Inc., 10/02/2025(b)	1,098
16,897	Integrated Rail and Resources Acquisition Corp., 11/12/2026(b)	86
35,000	Israel Acquisitions Corp., 02/28/2028(b)	2,450
15,764	Kernel Group Holdings, Inc.,Class A, 01/31/2027(b)	772
6,000	Keyarch Acquisition Corp., 07/25/2028(b)	311
40,204	Metals Acquisition, Ltd., 06/16/2028(b)	82,016
8,781	Moringa Acquisition Corp., 02/10/2026(b)	395
12,000	New Horizon Aircraft, Ltd., 04/03/2028(b)	601
10,402	New Vista Acquisition Corp., 12/31/2027(b)	—	(f)
19,770	Newbury Street Acquisition Corp., 12/31/2027(b)	830
13,185	NorthView Acquisition Corp., 08/02/2027(b)	461
11,868	P3 Health Partners, Inc., 11/19/2026(b)	712
16,095	Pinstripes Holdings, Inc., 09/30/2028(b)	3,984
14,369	Pono Capital Two, Inc., 09/23/2027(b)	433
21,244	SatixFy Communications, Ltd., 10/26/2027(b)	32
9,220	Screaming Eagle Acquisition Corp., 12/15/2027(b)	4,355
4,289	Selina Hospitality PLC, 10/25/2027(b)	32
683	Solid Power, Inc., 12/08/2026(b)	144
12,478	Solidion Technology, Inc., 08/24/2029(b)(c)(d)	799
10,263	Sonder Holdings, Inc., 01/31/2028(b)	67
28,900	Spree Acquisition Corp. 1, Ltd., 12/22/2028(b)(c)(d)	829
13,333	Target Global Acquisition I Corp., 12/31/2027(b)	1,016
13,635	Twelve Seas Investment Co. II, 03/02/2028(b)	1,282
8,978	Valuence Merger Corp. I, 03/01/2027(b)	278
		138,524
Total Warrants (Cost $73,864)		138,524

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 7

Portfolio of Investments (continued)March 31, 2024 (Unaudited)

The SPAC and New Issue ETF

Shares/Units	Fair Value ($)
Total Investments — 97.6% (Cost $12,195,603)	12,588,339
Other Assets in Excess of Liabilities — 2.4%	303,900
Net Assets — 100.0%	12,892,239

(a) Represents less than 0.05%.

(b) Non-income producing security.

(c) Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2024. The total of all such securities represents 6.07% of the net assets of the Fund.

(d) Security which is restricted to resale. The Fund’s Advisor has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2024 was $782,485 which represented 6.07% of the total investments of the Fund.

(e) Each unit represents one share and ½ warrant.

(f) Amount less than $0.05.

The illiquid restricted securities held as of March 31, 2024 are identified below.

Security	Acquisition Date(g)	Acquisition Cost	Shares or Units	Fair Value	Percentage of Net Assets
Clean Energy Special Situations Corp. - Founder Shares	8/12/2021	$153,894	59,668	$94,693	0.7%
Clean Energy Special Situations Corp. - Private Placement Units	8/12/2021	45,000	19,889	31,564	0.3
Solidion Technology, Inc.	2/14/2024	0	12,478	799	0.0(a)
Spree Acquisition Corp. 1, Ltd.	1/24/2024	652,600	60,000	654,600	5.1
Spree Acquisition Corp. 1, Ltd.	3/7/2022	0	28,900	829	0.0(a)

(g) Acquisition date represents the initial purchase date of the security.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 8

Statement of Assets and LiabilitiesMarch 31, 2024 (Unaudited)

The SPAC and New Issue ETF
Assets:
Investments, at value (Cost $12,195,603)	$12,588,339
Cash	1,627,845
Receivable for investments sold	630,256
Prepaid expenses and other assets	1,766
Total Assets	14,848,206
Liabilities:
Dividends and interest payable	431,404
Payable for investments purchased	1,501,242
Accrued expenses:
Advisory	9,187
Administration	2,214
Custodian	735
Fund accounting	6,192
Legal and audit	3,936
Trustee	800
Other	257
Total Liabilities	1,955,967
Net Assets	$12,892,239
Net Assets consist of:
Paid-in Capital	$19,390,108
Total Distributable Earnings (Loss)	(6,497,869)
Net Assets	$12,892,239

Net Assets:	$12,892,239
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	550,000
Net Asset Value (offering and redemption price per share):	$23.44

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 9

Statement of OperationsFor the period ended March 31, 2024 (Unaudited)

The SPAC and New Issue ETF
Investment Income:
Dividend income	$36,806
Interest income	45
Total Investment Income	36,851
Expenses:
Advisory	62,171
Administration	14,981
Compliance services	4,500
Custodian	1,443
Fund accounting	40,414
Legal and audit	19,866
Printing	3,688
Treasurer	1,800
Trustee	1,600
Other	5,525
Total Expenses before fee reductions	155,988
Expenses contractually waived and/or reimbursed by the Advisor	(54,619)
Total Net Expenses	101,369
Net Investment Income (Loss)	(64,518)
Realized and Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions	434,152
Change in unrealized appreciation (depreciation) on investments	(142,363)
Net Realized and Unrealized Gains (Losses) from Investments:	291,789
Change in Net Assets Resulting From Operations	$227,271

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 10

Statements of Changes in Net Assets

	The SPAC and New Issue ETF
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
From Investment Activities:
Operations:
Net investment income (loss)	$(64,518)	$(197,827)
Net realized gains (losses) from investment transactions	434,152	(2,378,761)
Change in unrealized appreciation (depreciation) on investments	(142,363)	(29,526)
Change in net assets resulting from operations	227,271	(2,606,114)
Distributions to Shareholders From:
Earnings	(340,599)	—
Change in net assets from distributions	(340,599)	—
Capital Transactions:
Proceeds from shares issued	—	3,142,129
Proceeds for NAV error	—	93,250 (a)
Cost of shares redeemed	(3,526,534)	(14,272,778)
Change in net assets from capital transactions	(3,526,534)	(11,037,399)
Change in net assets	(3,639,862)	(13,643,513)
Net Assets:
Beginning of period	16,532,101	30,175,614
End of period	$12,892,239	$16,532,101
Share Transactions:
Issued	—	125,000
Redeemed	(150,000)	(575,000)
Change in shares	(150,000)	(450,000)

(a) See Note 2 in Notes to Financial Statements.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 11

Financial Highlights

The SPAC and New Issue ETF	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023		Year Ended September 30, 2022		December 15, 2020(a) through September 30, 2021
Net Asset Value, Beginning of Period	$23.62	$26.24		$28.72		$25.00

Net Investment Income (Loss)(b)	(0.10)	(0.23)		(0.25)		(0.26)
Net Realized and Unrealized Gains (Losses) on Investments	0.44	(2.50)		(1.89)		3.98
Total from Investment Activities	0.34	(2.73)		(2.14)		3.72

Distributions from Net Investment Income	(0.52)	—		(0.36)		—
Distributions from Net Realized Gains on Investments	—	—		—		—
Total Distributions	(0.52)	—		(0.36)		—

Impact of NAV error	—	0.11		0.02		—
Net Asset Value, End of Period	$23.44	$23.62		$26.24		$28.72
Net Assets at End of Period (000’s)	$12,892	$16,532		$30,176		$85,444

Total Return at NAV(c)(d)	2.09%	(9.99	)%(e)	(7.47	)%(f)	14.88%
Total Return at Market(d)(g)	1.22%	(10.62)%		(7.74)%		14.96%

Ratio of Net Expenses to Average Net Assets(h)	1.36%	0.95%		0.95%		0.95%
Ratio of Gross Expenses to Average Net Assets(h)(i)	2.09%	1.89%		1.31%		1.13%
Ratio of Net Investment Income (Loss) to Average Net Assets(h)	(0.86)%	(0.95)%		(0.88)%		(0.90)%
Portfolio Turnover(d)(j)	126%	62%		51%		124%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Not annualized for periods less than one year.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 12

Financial Highlights (continued)

(e) As a result of the Adara Acquisition Corps business combination with Alliance Entertainment, the Adara Acquisition Corp founders shares held by the fund were subject to an involuntary haircut to its number of shares backdated to the Business Combination closing on February 10, 2023. The share haircut result in an overstated NAV error from February 10, 2023 to September 8, 2023. The impact of the NAV error on Total Return at NAV was (0.51)%.

(f) A reduction in position of a private placement security resulted in an overstated NAV error from September 14, 2021 through February 7, 2022. The impact of the NAV error on Total Return at NAV was (0.07)%.

(g) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Nasdaq) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(h) Annualized for periods less than one year.

(i) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(j) Excludes the impact of in-kind transactions.

Semi-Annual Shareholder Report | 13

Notes to Financial StatementsMarch 31, 2024 (Unaudited)

(1) Organization

Collaborative Investment Series Trust (the “Trust”) was organized on July 26, 2017 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of several funds and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The accompanying financial statements are those of The SPAC and New Issue ETF (the “Fund”). The Fund is a diversified actively-managed exchange-traded fund. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies, and strategies. The assets of the Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

Shares of the Fund are listed and traded on the Nasdaq Stock Exchange (“Nasdaq”). Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares, called Creation Units (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Foreside Fund Services, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company

Semi-Annual Shareholder Report | 14

Notes to Financial Statements (continued)March 31, 2024 (Unaudited)

and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including Accounting Standards Update 2013-08. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Payment from affiliate – For the year ended September 30, 2023, the Fund was reimbursed $93,250 from the Advisor as a result of an NAV error. This is included in capital transactions on the Fund’s Statements of Changes in Net Assets.

A. Investment Valuations

The Fund holds investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures adopted by the Board. Pursuant to these procedures, the Fund may use a pricing service, bank, or broker-dealer experienced in such matters to value the Fund’s securities. If market quotations are not readily available, securities will be valued at their fair market as determined using the fair value procedures approved by the Board. The Board has delegated the execution of these procedures to the advisor as fair value designee. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust uses a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Fund’s investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical assets that the Fund has the ability to access.

• Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Semi-Annual Shareholder Report | 15

Notes to Financial Statements (continued)March 31, 2024 (Unaudited)

• Level 3 - Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Common stocks, closed-end funds, and exchange-traded funds (“ETFs”) traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

The following table summarizes the Fund’s investments, based on their valuation inputs, as of March 31, 2024, while the breakdown, by category, of investments is disclosed in the Portfolio of Investments for the Fund:

	Level 1	Level 2	Level 3	Total Investments
The SPAC and New Issue ETF
Common Stocks(a)	$10,154,538	$ —	$654,600	$10,809,138
Exchange-Traded Fund	1,500,900	—	—	1,500,900
Private Investments	—	—	126,257	126,257
Rights	13,520	—	—	13,520
Warrants	136,896	—	1,628	138,524
Total Investments	$11,805,854	$ —	$782,485	$12,588,339

(a) Please see the Portfolio of Investments for industry classifications.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

The SPAC and New Issue ETF
Balance as of September 30, 2023	$125,061
Purchases During the Period	—
Change in Unrealized Appreciation (Depreciation)	1,196
Sales During the Period	—
Realized Gains (Losses)	—
Transfers In (Out) of Level 3	656,228
Balance as of March 31, 2024	$782,485

Semi-Annual Shareholder Report | 16

Notes to Financial Statements (continued)March 31, 2024 (Unaudited)

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments held at period end is $(42,141) for the period ended March 31, 2024.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Fair Value Committee in accordance with procedures adopted by the Board for Level 3 Fair Value Measurements for investments held at March 31, 2024.

Type of Assets	Fair Value at March 31, 2024	Valuation Techniques	Unobservable Input(s)(a)	Value Range	Weighted Average
SPAC Founder and Private Placement Units	$126,257	Discount to Public Share Price	Discount for lack of marketability	85% discount to Public Share Price	85% discount to Public Share Price
Delisted Senior SPAC Shares & Warrants	656,228	Last Available Price*	Daily Changes to Price	100% of Last Available Price	100% of Last Available Price

(a) A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to value if Input Decreases
Discount for lack of marketability	Decrease	Increase
Last Available Price*	Increase	Decrease

* The Spree Acquisition Corp 1 Common Shares and Warrants were delisted on March 7, 2024. The Solidion Technology Warrants delisted on February 6, 2024. Per the Manager’s Procedures, the positions were priced at the last available price.

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends and dividend expense, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by the Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Fund may be subject to foreign taxes on gains in investments or currency repatriation. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Semi-Annual Shareholder Report | 17

Notes to Financial Statements (continued)March 31, 2024 (Unaudited)

C. Cash

Idle cash may be swept into various interest-bearing overnight demand deposits and is classified as cash on the Statements of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed the United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders

Distributions are recorded on the ex-dividend date. The Fund intends to distribute to its shareholders net investment income and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

E. Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Tuttle Capital Management, LLC (the “Advisor”), serves as the Funds’ investment advisor pursuant to an investment advisory agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Fund. The Fund pays the Advisor a management fee of 0.83% of its average daily net assets, calculated daily and paid monthly.

The Advisor contractually agreed to reduce its fees and to reimburse expenses, through January 31, 2024 to ensure that Net Annual Fund Operating Expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, (vii) other fees related to underlying investments, (such as option fees and expenses or swap fees and expenses); or (viii) extraordinary expenses such

Semi-Annual Shareholder Report | 18

Notes to Financial Statements (continued)March 31, 2024 (Unaudited)

as litigation (which may include indemnification of Fund officers and trustees or contractual indemnification of Fund service providers (other than the Advisor)) would not exceed 0.95%. This expense limitation agreement was terminated on February 1, 2024. The Advisor retains its right to receive reimbursement of any excess expense payments paid by it pursuant to this Agreement for three years from the date on which the waiver or reimbursement occurs, if such reimbursement can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment.

As of March 31, 2024, the Advisor may recoup amounts from the Fund as follows:

	Waived/ Reimbursed FY 2021 Expires 09/30/2024	Waived/ Reimbursed FY 2022 Expires 09/30/2025	Waived/ Reimbursed FY 2023 Expires 09/30/2026	Waived/ Reimbursed FY 2024 Expires 09/30/2027	Total
The SPAC and New Issue ETF	$154,955	$182,529	$195,405	$54,619	$587,508

B. Administration, Custodian, Transfer Agent and Accounting Fees

Citi Fund Services Ohio, Inc. (“Citi”) serves as the sub-administrator, fund accountant, and dividend disbursing agent for the Fund pursuant to a Services Agreement. Citibank, N.A. serves as the custodian and transfer agent of the Fund pursuant to a Global Custodial and Agency Services Agreement.

Collaborative Fund Services LLC (“CFS”) serves as the administrator for the Fund and provides the Fund with various administrative services. For these services, the Fund pays CFS an administrative fee that is the greater of an annual minimum fee or an asset-based fee, which scales downward based upon net assets.

C. Distribution and Shareholder Services Fees

Foreside Fund Services, LLC is the principal underwriter and distributor for the Fund’s Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor.

D. Compliance Services

Beacon Compliance Consulting provides compliance services to the Trust and receives a monthly fee paid by the Fund for these services.

E. Treasurer Fees

The Treasurer of the Trust receives a fee that is calculated monthly using the Fund’s net assets at month-end and is paid by the Fund on a quarterly basis as previously approved by the Board. During the period ended March 31, 2024, the Fund paid a total of $1,800 to the Treasurer.

Semi-Annual Shareholder Report | 19

Notes to Financial Statements (continued)March 31, 2024 (Unaudited)

F. General

Certain trustees and officers of the Trust are officers, directors and/or trustees of the above companies and, except for the Treasurer, receive no compensation from the Fund for their services.

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended March 31, 2024 were as follows:

	Purchases	Sales
The SPAC and New Issue ETF	$17,929,181	$20,769,437

There were no purchases or sales of U.S. government securities during the period ended March 31, 2024.

(5) Capital Share Transactions

Shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, Shares of the Fund are not redeemable. Transactions in Shares for the Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The transaction fees for the Fund are listed below:

	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases(a)
The SPAC and New Issue ETF	$250	2.00%

(a) As a percentage of the amount invested.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable on the Statement of Assets and Liabilities.

As of March 31, 2024, there were no unsettled in-kind capital transactions.

Semi-Annual Shareholder Report | 20

Notes to Financial Statements (continued)March 31, 2024 (Unaudited)

(6) Investment Risks

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in the Fund if the prices of the securities owned by the Fund decline. In addition, the Fund may be subject to the following risks: (1) the market price of the Fund’s shares may trade above or below its NAV; (2) an active trading market for the Fund’s shares may not develop or be maintained; or (3) trading of the Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

SPAC Risk

The Fund invests in SPACs and companies that have completed an IPO. SPACs are companies that may be unseasoned and lack a trading or operational history, a track record of reporting to investors, and widely available research coverage. The Fund may purchase SPACs through an IPO. IPOs are thus often subject to extreme price volatility and speculative trading. These stocks

Semi-Annual Shareholder Report | 21

Notes to Financial Statements (continued)March 31, 2024 (Unaudited)

may have above-average price appreciation in connection with the IPO. In addition, IPOs may share similar illiquidity risks of private equity and venture capital. The free float shares held by the public in an IPO are typically a small percentage of the market capitalization. The ownership of many IPOs often includes large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following an IPO when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial business combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a business combination even though a majority of its public stockholders do not support such a combination. The Fund may invest in vehicles formed by SPAC sponsors to hold founder shares, which may be subject to forfeiture or expire worthless and which generally have less liquidity than SPAC shares issued in an IPO. The Fund may experience material losses as a result of forfeited founder shares or founder shares that expire worthless.

Additional investment risks are outlined in the Fund’s prospectus.

(7) Subsequent Events

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of March 31, 2024.

Semi-Annual Shareholder Report | 22

Approval of Renewal of Management AgreementMarch 31, 2024 (Unaudited)

Renewal of the Investment Advisory Agreement with Tuttle Capital Management LLC

In connection with the meeting of the Board of Trustees (the “Board”) of Collaborative Investment Series Trust (the “Trust”) held on November 16, 2023 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement between Tuttle Capital Management LLC (“Tuttle”) and the Trust, with respect to the The SPAC and New Issue ETF (“SPAC” or the “Fund”). In considering the renewal of the investment advisory agreement, the Board received materials specifically relating to the investment advisory agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the investment advisory agreement between Tuttle and the Trust. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the investment advisory agreement on behalf of the Fund and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the renewal of the investment advisory agreement.

Nature, Extent and Quality of Services. The Board noted that Tuttle was an investment adviser with approximately $332 million in assets under management. The Board reviewed the background information of the key personnel responsible for the Fund, noting no significant changes. The Board discussed the services Tuttle provided the Fund, which included monitoring and evaluating the marketplace, placing trades, monitoring best execution and compliance with the registration statement. The Board acknowledged the expertise and high quality of services of the Fund’s portfolio managers in managing similar strategies. The Board noted that Tuttle had built-in restrictions in its order management system to provide pre-trade warnings if out of compliance with the Fund’s objectives and that it had various reports to monitor compliance. The Board acknowledged that Fund briefly exceeded its illiquid securities limit, but it was currently below the limit and in compliance. The Board reviewed Tuttle’s best execution policy in selecting broker-dealers and noted that Tuttle had a brokerage committee that evaluated the firm’s brokerage practices. The Board noted that Tuttle reported no SEC or state regulatory examination or investigation nor any material litigation or administrative action in the past 36 months. The Board concluded that it expected Tuttle to continue to provide satisfactory service to the Fund and its shareholders.

Semi-Annual Shareholder Report | 23

Approval of Renewal of Management Agreement (continued)March 31, 2024 (Unaudited)

Performance. The Board observed that the Fund underperformed its benchmark index, IndexIQ Merger Arbitrage Index, for the 1-year and since inception periods with net returns of -10.50% and -1.77%, respectively. The Board remembered that the inception of the Fund occurred in December 2020, so there were no data for the 5-year and 10-year periods. The Board concluded that the Fund’s performance was acceptable and agreed to continue to monitor performance.

Fees and Expenses. The Board noted that the Fund’s advisory fee of 0.83% and net expense ratio of 0.95% were below the averages of its peer group. The Board discussed and considered the Fund’s advisory fee relative to its peer group. The Board concluded that the advisory fee was not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by Tuttle and noted that there was a net loss for Tuttle with regard to its management of the Fund. After discussion, the Board determined that excessive profitability was not an issue for Tuttle at this time.

Economies of Scale. The Board considered whether economies of scale would be realized in connection with the services provided to the Fund by Tuttle. The Board noted that Tuttle did not expect to see capacity limitations or other obstacles to growth and acknowledged Tuttle’s assertion that it did not expect economies of scale for the Fund. The Board agreed to revisit the matter as the Fund grew.

Conclusion. Having requested and received such information from Tuttle as the Board believed to be reasonably necessary to evaluate the terms of the investment advisory agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the renewal of the investment advisory agreement was in the best interests of the Fund and its shareholders.

Semi-Annual Shareholder Report | 24

Additional InformationMarch 31, 2024 (Unaudited)

PORTFOLIO HOLDINGS

The Fund files a complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Form N-PORT filing must be made within 60 days of the end of the quarter. These filings are available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Fund at 1-866-904-0406, free of charge.

PREMIUM/DISCOUNT INFORMATION

The Fund’s website at http://www.spcxetf.com shows the previous day’s closing NAV and closing market price for the Fund’s ETF Shares. The website also discloses, in the Premium/Discount section, how frequently the Fund’s ETF Shares traded at a premium or discount to NAV (based on closing NAVs and market prices) and the magnitudes of such premiums and discounts.

PROXY VOTING

The Fund’s proxy voting policies, procedures and voting records relating to common stock in the Fund’s investment portfolio are available without charge, upon request, by calling the Fund’s toll-free telephone number 1-866-904-0406. The Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery.

The Fund’s proxy information is also available on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available without charge, upon request by calling 1-866-904-0406 or referring to the SEC’s web site at http://www.sec.gov.

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND ETFS

Beginning in July, 2024, amendments adopted by the SEC will require mutual funds and ETFs to transmit concise and visually-engaging streamlined shareholder reports that will highlight key fund information in a clear and concise format.

Other information, including financial statements, will no longer appear in the shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

Semi-Annual Shareholder Report | 25

PRIVACY NOTICE
COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•Social Security number and wire transfer instructions

•account transactions and transaction history

•investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share

Semi-Annual Shareholder Report | 26

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-866-904-0406

What we do:
How does the Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

•open an account or deposit money

•direct us to buy securities or direct us to sell your securities

•seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•affiliates from using your information to market to you.

•sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Semi-Annual Shareholder Report | 27

March 31, 2024

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. •The Collaborative Investment Series Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

•The Collaborative Investment Series Trust does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •The Collaborative Investment Series Trust doesn’t jointly market.

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Investment Advisor

Tuttle Capital Management LLC

155 Lockwood Rd.

Riverside, CT 06878

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Custodian and Transfer Agent

Citibank, N.A.

388 Greenwich Street

New York, NY 10048

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, WI 53202

Administrator

Collaborative Fund Services, LLC

500 Damonte Ranch Parkway, Building 700, Unit 700

Reno, NV 89521

Sub-Administrator, Accountant and Dividend Disbursing Agent

Citi Fund Services Ohio, Inc.

4400 Easton Commons, Suite 200

Columbus, OH 43219

This report is provided for the general information of the Fund’s shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund.

5/24

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The schedules of investments are included as part of the report to shareholders filed under Item 1of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Collaborative Investment Series Trust

By (Signature and Title)	/s/ Gregory Skidmore
Gregory Skidmore, Trustee, President and Principal Executive Officer of the Trust

Date	June 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gregory Skidmore
Gregory Skidmore, Trustee, President and Principal Executive Officer of the Trust

Date	June 4, 2024

By (Signature and Title)	/s/ William J. McCormick
Bill McCormick, Treasurer and Principal Financial Officer of the Trust

Date	June 4, 2024